UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – June 30, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 11, 2022

Dear Shareholder:

Financial markets are reminding us that the journey to long-term returns often involves weathering periods of heightened volatility. Both stocks and bonds have experienced sharp declines in the first half of 2022. Inflation has shaken consumer confidence, while higher interest rates are helping to slow the U.S. economy. Globally, the Russia-Ukraine War, supply chain disruptions, and China’s continued deceleration could prolong market volatility.

While this difficult environment may test investors’ patience, you can be confident that Putnam portfolio managers are actively working for you. They are assessing risks while researching new and attractive investment opportunities for your fund.

We also have changes to the Board of Trustees to announce. In July 2022, we welcomed Jennifer Williams Murphy and Marie Pillai as new Trustees. Both have a wealth of investment advisory and executive management experience. We also want to thank our Trustees who retired from the Board on June 30, 2022: Paul Joskow served with us since 1997, and Ravi Akhoury joined the Board in 2009. We wish them well.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/22)

Investment objective

Long-term return consistent with the preservation of capital

Net asset value June 30, 2022

Class IA: $15.06	Class IB: $15.33

Annualized total return at net asset value (as of 6/30/22)

				Putnam
	Class IA	Class IB		Balanced
	shares	shares	Russell 3000	Blended
	(2/1/88)	(4/30/98)	Index	Benchmark*
6 months	–16.54%	–16.63%	–21.10%	–16.81%
1 year	–13.25	–13.48	–13.87	–12.71
5 years	4.87	4.61	10.60	6.19
10 years	7.45	7.18	12.57	7.74
Life of fund	7.33	7.14	10.47	—

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* The fund’s custom benchmark, the Putnam Balanced Blended Benchmark, was introduced on 12/31/94, which post-dates the inception of the fund.

The Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. companies.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities. The MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/22 to 6/30/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.84%	1.09%
Annualized expense ratio for the six-month
period ended 6/30/22	0.86%	1.11%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/22		ended 6/30/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.91	$5.05	$4.31	$5.56
Ending value
(after
expenses)	$834.60	$833.70	$1,020.53	$1,019.29

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181) ; and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/22 (Unaudited)

COMMON STOCKS (69.5%)*	Shares	Value

Basic materials (2.8%)
Alcoa Corp.	1,061	$48,360
Anglo American PLC (London Exchange)
(United Kingdom)	3,087	110,367
Archer-Daniels-Midland Co.	725	56,260
Arkema SA (France)	306	27,232
Avery Dennison Corp.	375	60,701
BHP Group, Ltd. (London Exchange) (Australia)	503	14,065
BlueScope Steel, Ltd. (Australia)	3,036	33,320
Brenntag SE (Germany)	375	24,404
Celanese Corp.	467	54,924
CF Industries Holdings, Inc.	3,288	281,880
Compagnie de Saint-Gobain (France)	2,213	94,956
Corteva, Inc.	7,646	413,954
Covestro AG (Germany)	830	28,686
CRH PLC (Ireland)	1,247	43,124
Dow, Inc.	1,123	57,958
DuPont de Nemours, Inc.	4,836	268,785
Eiffage SA (France)	813	73,168
Freeport-McMoRan, Inc. (Indonesia)	1,692	49,508
Frontdoor, Inc. †	2,810	67,665
Glencore PLC (United Kingdom)	7,113	38,540
James Hardie Industries PLC (CDI) (Australia)	2,687	58,924
LyondellBasell Industries NV Class A	620	54,225
Misumi Group, Inc. (Japan)	400	8,432
Nitto Denko Corp. (Japan)	1,000	64,711
Olin Corp.	1,427	66,042
Rio Tinto PLC (United Kingdom)	2,194	131,308
Rio Tinto, Ltd. (Australia)	1,222	86,626
Shin-Etsu Chemical Co., Ltd. (Japan)	900	101,489
South32, Ltd. (Australia)	9,595	26,094
Toyo Suisan Kaisha, Ltd. (Japan)	800	31,191
Vat Group AG (Switzerland)	49	11,682
WestRock Co.	1,626	64,780
Weyerhaeuser Co. R	7,287	241,345
		2,794,706
Capital goods (3.8%)
A.O. Smith Corp.	1,092	59,711
Acuity Brands, Inc.	371	57,149
AGCO Corp.	510	50,337
Allegion PLC (Ireland)	563	55,118
Allison Transmission Holdings, Inc.	1,807	69,479
Axon Enterprise, Inc. †	656	61,120
Carrier Global Corp.	1,773	63,225
Caterpillar, Inc.	302	53,986
Clean Harbors, Inc. †	701	61,457
Crown Holdings, Inc.	647	59,634
Cummins, Inc.	348	67,348
Dassault Aviation SA (France)	208	32,456
Deere & Co.	185	55,402
Dover Corp.	506	61,388
Eaton Corp. PLC	472	59,467
Emerson Electric Co.	1,312	104,356
Fortive Corp.	6,291	342,105
Fuji Electric Co., Ltd. (Japan)	800	33,137
GEA Group AG (Germany)	1,356	46,737
General Dynamics Corp.	3,166	700,478
HEICO Corp.	517	67,789
Honeywell International, Inc.	1,110	192,929

COMMON STOCKS (69.5%)* cont.	Shares	Value

Capital goods cont.
Johnson Controls International PLC	3,456	$165,473
Komatsu, Ltd. (Japan)	1,300	28,821
Legrand SA (France)	557	41,128
LKQ Corp.	1,289	63,277
Lockheed Martin Corp.	1,058	454,898
Nordson Corp.	515	104,257
Otis Worldwide Corp.	933	65,935
Parker Hannifin Corp.	221	54,377
Republic Services, Inc.	2,334	305,451
Spirax_Sarco engineering PLC (United Kingdom)	395	47,497
Textron, Inc.	2,650	161,836
Toshiba Corp. (Japan)	300	12,194
Vinci SA (France)	23	2,048
Waste Management, Inc.	423	64,711
		3,926,711
Communication services (1.8%)
American Tower Corp. R	252	64,409
AT&T, Inc.	27,749	581,619
Comcast Corp. Class A	4,624	181,446
Crown Castle International Corp. R	365	61,459
KDDI Corp. (Japan)	4,500	142,250
Koninklijke KPN NV (Netherlands)	22,424	79,921
Nippon Telegraph & Telephone Corp. (Japan)	3,900	111,987
Telstra Corp., Ltd. (Australia)	40,944	108,807
Verizon Communications, Inc.	9,634	488,926
		1,820,824
Communications equipment (0.2%)
arista Networks, Inc. †	651	61,025
Ciena Corp. †	1,365	62,381
Telefonaktiebolaget LM Ericsson
Class B (Sweden)	15,527	115,765
		239,171
Computers (6.1%)
Apple, Inc.	29,934	4,092,576
Cisco Systems, Inc./Delaware	14,207	605,786
Dropbox, Inc. Class A †	3,150	66,119
Fortinet, Inc. †	1,135	64,218
NetApp, Inc.	951	62,043
Nutanix, Inc. Class A †	4,263	62,368
Pure Storage, Inc. Class A †	10,442	268,464
ServiceNow, Inc. †	134	63,720
Snowflake, Inc. Class A †	2,421	336,664
SS&C Technologies Holdings, Inc.	1,057	61,380
Synopsys, Inc. †	2,015	611,956
		6,295,294
Conglomerates (0.5%)
3M Co.	471	60,952
AMETEK, Inc.	3,087	339,230
General Electric Co.	843	53,674
Marubeni Corp. (Japan)	11,000	99,233
		553,089
Consumer cyclicals (8.7%)
Amazon.com, Inc. †	16,260	1,726,975
Aristocrat Leisure, Ltd. (Australia)	2,795	66,328
Automatic Data Processing, Inc.	307	64,482
Autonation, Inc. †	549	61,356
AutoZone, Inc. †	277	595,306
Berkeley Group Holdings PLC (The)
(United Kingdom)	613	27,789
Bollore SA (France)	2,345	10,862
Booking Holdings, Inc. †	393	687,353
Boyd Gaming Corp.	1,120	55,720

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (69.5%)* cont.	Shares	Value

Consumer cyclicals cont.
Brambles, Ltd. (Australia)	5,841	$43,180
Choice Hotels International, Inc.	511	57,043
Chow Tai Fook Jewellery Group, Ltd.
(Hong Kong)	15,200	28,592
Churchill Downs, Inc.	319	61,098
Cie Financiere Richemont SA Class A
(Switzerland)	325	34,606
Cintas Corp.	195	72,838
CK Hutchison Holdings, Ltd. (Hong Kong)	7,000	47,325
CoStar Group, Inc. †	1,102	66,572
Daiwa House Industry Co., Ltd. (Japan)	3,200	74,575
Expedia Group, Inc. †	505	47,889
FactSet Research Systems, Inc.	178	68,453
FleetCor Technologies, Inc. †	273	57,360
Ford Motor Co.	33,557	373,489
Gartner, Inc. †	1,454	351,621
Genuine Parts Co.	1,235	164,255
Hermes International (France)	90	100,635
Home Depot, Inc. (The)	225	61,711
iHeartMedia, Inc. Class A †	214	1,688
Industria de Diseno Textil SA (Spain)	2,899	65,591
Interpublic Group of Cos., Inc. (The)	2,152	59,245
JD Sports Fashion PLC (United Kingdom)	47,110	66,178
La Francaise des Jeux SAEM (France)	838	28,998
Lowe’s Cos., Inc.	352	61,484
LVMH Moet Hennessy Louis Vuitton SA (France)	50	30,480
Marriott International, Inc./MD Class A	378	51,412
Mastercard, Inc. Class A	96	30,286
Moncler SpA (Italy)	2,309	99,039
New York Times Co. (The) Class A	1,962	54,740
News Corp. Class A	3,878	60,419
Nintendo Co., Ltd. (Japan)	300	129,746
O’Reilly Automotive, Inc. †	899	567,952
Pandora A/S (Denmark)	795	50,013
PayPal Holdings, Inc. †	769	53,707
Penske Automotive Group, Inc.	561	58,731
Porsche Automobil Holding SE
(Preference) (Germany)	360	23,813
Rivian Automotive, Inc. Class A †	2,203	56,705
Sofina SA (Belgium)	45	9,196
Sony Group Corp. (Japan)	1,900	155,369
Stellantis NV (Italy)	9,465	116,864
Tapestry, Inc.	1,948	59,453
Target Corp.	423	59,740
Terminix Global Holdings, Inc. †	1,594	64,796
Tesla, Inc. †	821	552,878
TJX Cos., Inc. (The)	1,092	60,988
Toll Brothers, Inc.	1,472	65,651
Toyota Motor Corp. (Japan)	1,200	18,573
Travel + Leisure Co.	1,226	47,593
Vail Resorts, Inc.	292	63,671
Volkswagen AG (Preference) (Germany)	852	113,767
Volvo AB Class B (Sweden)	2,328	36,043
Walmart, Inc.	5,507	669,541
Walt Disney Co. (The) †	625	59,000
Warner Bros Discovery, Inc. †	4,000	53,680
Wesfarmers, Ltd. (Australia)	3,019	87,335
Wyndham Hotels & Resorts, Inc.	1,406	92,402
		8,944,180

COMMON STOCKS (69.5%)* cont.	Shares	Value

Consumer staples (5.6%)
Coca-Cola Co. (The)	11,798	$742,212
Coca-Cola HBC AG (Italy)	1,782	39,523
Coles Group, Ltd. (Australia)	8,045	98,900
Colgate-Palmolive Co.	856	68,600
Copart, Inc. †	577	62,697
Costco Wholesale Corp.	141	67,578
Diageo PLC (United Kingdom)	3,426	147,238
DoorDash, Inc. Class A †	963	61,796
Ferguson PLC (United Kingdom)	906	101,332
Hershey Co. (The)	353	75,951
Imperial Brands PLC (United Kingdom)	5,043	112,709
ITOCHU Corp. (Japan)	1,200	32,432
Keurig Dr Pepper, Inc.	1,834	64,905
Koninklijke Ahold Delhaize NV (Netherlands)	4,335	112,936
Kraft Heinz Co. (The)	1,837	70,063
L’Oreal SA (France)	479	165,298
ManpowerGroup, Inc.	898	68,616
McDonald’s Corp.	244	60,239
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	1,400	50,973
Mondelez International, Inc. Class A	1,079	66,995
Nestle SA (Switzerland)	1,169	136,462
Netflix, Inc. †	164	28,679
Nissin Food Products Co., Ltd. (Japan)	500	34,530
PepsiCo, Inc.	1,106	184,326
Philip Morris International, Inc.	8,165	806,212
Procter & Gamble Co. (The)	10,020	1,440,776
Recruit Holdings Co., Ltd. (Japan)	1,800	53,000
Starbucks Corp.	769	58,744
Tyson Foods, Inc. Class A	771	66,352
Uber Technologies, Inc. †	2,725	55,754
Ulta Beauty, Inc. †	1,156	445,615
Yakult Honsha Co., Ltd. (Japan)	2,200	126,961
		5,708,404
Electronics (2.9%)
Advanced Micro Devices, Inc. †	789	60,335
Agilent Technologies, Inc.	2,049	243,360
Garmin, Ltd.	922	90,587
Hoya Corp. (Japan)	1,200	102,462
Intel Corp.	1,502	56,190
Monolithic Power Systems, Inc.	168	64,519
NVIDIA Corp.	7,577	1,148,597
Qualcomm, Inc.	7,197	919,345
Sartorius AG (Preference) (Germany)	137	47,866
Shimadzu Corp. (Japan)	2,100	66,399
STMicroelectronics NV (France)	2,476	77,842
Thales SA (France)	914	112,114
		2,989,616
Energy (3.1%)
APA Corp.	1,389	48,476
BP PLC (United Kingdom)	34,966	165,276
Cheniere Energy, Inc.	2,503	332,974
Chevron Corp.	3,075	445,199
ConocoPhillips	575	51,641
DCC PLC (Ireland)	937	58,148
Equinor ASA (Norway)	3,744	130,208
Exxon Mobil Corp.	6,503	556,917
Halliburton Co.	1,632	51,180
Marathon Oil Corp.	16,084	361,568
Marathon Petroleum Corp.	2,166	178,067
Oasis Petroleum, Inc.	141	17,153

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (69.5%)* cont.	Shares	Value

Energy cont.
Occidental Petroleum Corp.	1,191	$70,126
Orsted AS (Denmark)	217	22,683
Phillips 66	838	68,708
Schlumberger, Ltd.	1,428	51,065
Shell PLC (London Exchange) (United Kingdom)	9,437	245,147
Targa Resources Corp.	3,667	218,810
Valero Energy Corp.	747	79,391
		3,152,737
Financials (10.2%)
3i Group PLC (United Kingdom)	1,213	16,368
Alleghany Corp. †	80	66,648
Allianz SE (Germany)	176	33,590
Allstate Corp. (The)	522	66,153
Ally Financial, Inc.	7,398	247,907
American Campus Communities, Inc. R	1,308	84,327
American Financial Group, Inc.	480	66,629
American International Group, Inc.	1,218	62,276
Ameriprise Financial, Inc.	1,572	373,633
Apartment Income REIT Corp. R	1,563	65,021
Arch Capital Group, Ltd. †	766	34,845
AvalonBay Communities, Inc. R	335	65,074
Aviva PLC (United Kingdom)	13,116	64,072
Axis Capital Holdings, Ltd.	1,253	71,534
Banco Bilbao Vizcaya Argentaria SA (Spain)	26,297	119,340
Banco Santander SA (Spain)	49,304	138,884
Bank Leumi Le-Israel BM (Israel)	12,259	108,974
Berkshire Hathaway, Inc. Class B †	540	147,431
Blackstone, Inc.	568	51,819
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,500	57,285
Brixmor Property Group, Inc. R	2,838	57,356
Camden Property Trust R	530	71,274
Capital One Financial Corp.	691	71,995
Carlyle Group, Inc. (The)	1,890	59,837
CBRE Group, Inc. Class A †	3,282	241,588
Chubb, Ltd.	356	69,982
Citigroup, Inc.	14,627	672,696
CK Asset Holdings, Ltd. (Hong Kong)	14,133	99,962
Commonwealth Bank of Australia (Australia)	74	4,616
CubeSmart R	4,505	192,454
Dai-ichi Life Holdings, Inc. (Japan)	3,700	68,448
DBS Group Holdings, Ltd. (Singapore)	5,700	121,771
Dexus (Australia) R	5,356	32,829
Discover Financial Services	655	61,950
Duke Realty Corp. R	1,271	69,841
East West Bancorp, Inc.	2,467	159,862
Equitable Holdings, Inc.	10,503	273,813
Equity Lifestyle Properties, Inc. R	932	65,678
Essex Property Trust, Inc. R	243	63,547
Everest Re Group, Ltd.	245	68,669
Exor NV (Netherlands)	645	40,204
Extra Space Storage, Inc. R	369	62,774
Fifth Third Bancorp	1,709	57,422
First Industrial Realty Trust, Inc. R	1,293	61,392
Gaming and Leisure Properties, Inc. R	1,402	64,296
Gjensidige Forsikring ASA (Norway)	1,222	24,751
Goldman Sachs Group, Inc. (The)	2,146	637,405
Goodman Group (Australia) R	8,171	100,618
Iida Group Holdings Co., Ltd. (Japan)	1,500	23,095
Investor AB Class B (Sweden)	4,349	71,499
Invitation Homes, Inc. R	1,793	63,795

COMMON STOCKS (69.5%)* cont.	Shares	Value

Financials cont.
Israel Discount Bank, Ltd. Class A (Israel)	8,344	$43,381
Japan Post Holdings Co., Ltd. (Japan)	17,100	122,137
Jones Lang LaSalle, Inc. †	356	62,250
JPMorgan Chase & Co.	10,998	1,238,485
Lamar Advertising Co. Class A R	698	61,403
Life Storage, Inc. R	1,582	176,646
Lloyds Banking Group PLC (United Kingdom)	34,689	17,866
Marsh & McLennan Cos., Inc.	482	74,831
MetLife, Inc.	11,087	696,153
MGIC Investment Corp.	5,152	64,915
Mizrahi Tefahot Bank, Ltd. (Israel)	310	10,251
National Australia Bank, Ltd. (Australia)	285	5,388
New Residential Investment Corp. R	5,956	55,510
NN Group NV (Netherlands)	282	12,808
Nomura Real Estate Holdings, Inc. (Japan)	1,400	34,309
Old Republic International Corp.	2,732	61,088
OneMain Holdings, Inc.	1,498	55,995
Partners Group Holding AG (Switzerland)	101	91,007
PNC Financial Services Group, Inc. (The)	389	61,373
Popular, Inc. (Puerto Rico)	817	62,852
Prologis, Inc. R	527	62,002
Public Storage R	238	74,415
Reinsurance Group of America, Inc.	637	74,714
Simon Property Group, Inc. R	614	58,281
SLM Corp.	3,452	55,025
Starwood Property Trust, Inc. R	2,969	62,022
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,900	56,462
Sumitomo Realty & Development Co.,
Ltd. (Japan)	700	18,485
SVB Financial Group †	134	52,929
Synchrony Financial	8,664	239,300
UBS Group AG (Switzerland)	8,747	141,011
United Overseas Bank, Ltd. (Singapore)	5,800	109,588
Unum Group	3,022	102,808
Virtu Financial, Inc. Class A	2,740	64,143
W.R. Berkley Corp.	1,170	79,864
Wells Fargo & Co.	11,504	450,612
Wintrust Financial Corp.	385	30,858
Zurich Insurance Group AG (Switzerland)	110	47,842
		10,466,238
Government (—%)
Poste Italiane SpA (Italy)	1,925	17,978
		17,978
Health care (9.9%)
Abbott Laboratories	8,026	872,025
AbbVie, Inc.	4,398	673,598
ABIOMED, Inc. †	248	61,382
AmerisourceBergen Corp.	513	72,579
Amgen, Inc.	266	64,718
AstraZeneca PLC (United Kingdom)	309	40,624
Bio-Rad Laboratories, Inc. Class A †	141	69,795
Boston Scientific Corp. †	1,681	62,651
Bristol-Myers Squibb Co.	8,600	662,200
Cardinal Health, Inc.	1,254	65,547
Cigna Corp.	320	84,326
CVS Health Corp.	3,873	358,872
Edwards Lifesciences Corp. †	3,240	308,092
Elevance Health, Inc.	180	86,864
Eli Lilly and Co.	2,977	965,233
Eurofins Scientific (Luxembourg)	453	35,642

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (69.5%)* cont.	Shares	Value

Health care cont.
Exelixis, Inc. †	3,589	$74,723
Fisher & Paykel Healthcare Corp., Ltd.
(New Zealand)	1,103	13,764
Getinge AB Class B (Sweden)	1,528	35,311
GlaxoSmithKline PLC (United Kingdom)	5,675	121,971
Hologic, Inc. †	2,045	141,719
Humana, Inc.	158	73,955
Illumina, Inc. †	297	54,755
Incyte Corp. †	847	64,347
Intuitive Surgical, Inc. †	311	62,421
Ipsen SA (France)	496	46,806
IQVIA Holdings, Inc. †	489	106,108
Johnson & Johnson	361	64,081
Laboratory Corp. of America Holdings	461	108,040
McKesson Corp.	213	69,483
Medtronic PLC	4,167	373,988
Merck & Co., Inc.	13,732	1,251,946
Merck KGaA (Germany)	592	99,882
Moderna, Inc. †	482	68,854
Molina Healthcare, Inc. †	649	181,467
Novartis AG (Switzerland)	2,826	239,336
Novo Nordisk A/S Class B (Denmark)	2,186	242,453
Ono Pharmaceutical Co., Ltd. (Japan)	900	23,097
Pfizer, Inc.	9,459	495,935
Regeneron Pharmaceuticals, Inc. †	110	65,024
Roche Holding AG (Switzerland)	841	280,627
Sartorius Stedim Biotech (France)	135	42,343
Service Corp. International	1,000	69,120
Sonic Healthcare, Ltd. (Australia)	4,473	101,918
Thermo Fisher Scientific, Inc.	60	32,597
UnitedHealth Group, Inc.	476	244,488
Vertex Pharmaceuticals, Inc. †	3,063	863,123
		10,197,830
Semiconductor (0.3%)
Applied Materials, Inc.	587	53,405
ASML Holding NV (Netherlands)	108	51,592
KLA Corp.	218	69,559
Lam Research Corp.	131	55,826
Tokyo Electron, Ltd. (Japan)	100	32,650
		263,032
Software (5.6%)
Adobe, Inc. †	1,739	636,578
Atlassian Corp PLC Class A (Australia) †	1,806	338,444
Autodesk, Inc. †	381	65,517
Cadence Design Systems, Inc. †	3,616	542,508
Electronic Arts, Inc.	481	58,514
Intuit, Inc.	2,153	829,852
Manhattan Associates, Inc. †	782	89,617
Microsoft Corp.	10,907	2,801,245
NTT Data Corp. (Japan)	2,900	40,097
Playtika Holding Corp. (Israel) †	4,815	63,751
Sage Group PLC (The) (United Kingdom)	8,865	68,504
Square Enix Holdings Co., Ltd. (Japan)	1,500	66,443
Wix.com, Ltd. (Israel) †	576	37,757
Workday, Inc. Class A †	424	59,182
		5,698,009
Technology services (5.1%)
Accenture PLC Class A	3,813	1,058,679
Alphabet, Inc. Class A †	1,255	2,734,971
Capgemini SE (France)	449	76,908

COMMON STOCKS (69.5%)* cont.	Shares	Value

Technology services cont.
DocuSign, Inc. †	772	$44,297
DXC Technology Co. †	2,330	70,622
eBay, Inc.	1,414	58,921
Fidelity National Information Services, Inc.	725	66,461
GoDaddy, Inc. Class A †	1,020	70,951
Meta Platforms, Inc. Class A †	2,347	378,454
Nomura Research Institute, Ltd. (Japan)	3,000	79,820
Palo Alto Networks, Inc. †	131	64,706
Pinterest, Inc. Class A †	13,421	243,725
Roku, Inc. †	699	57,416
SCSK Corp. (Japan)	1,200	20,307
Spotify Technology SA (Sweden) †	615	57,705
Zebra Technologies Corp. Class A †	386	113,465
		5,197,408
Transportation (0.8%)
A.P. Moeller-Maersck A/S Class B (Denmark)	23	53,647
CSX Corp.	17,787	516,890
Deutsche Post AG (Germany)	2,768	103,672
Nippon Yusen KK (Japan)	1,200	81,987
SG Holdings Co., Ltd. (Japan)	700	11,809
Union Pacific Corp.	328	69,956
Yamato Holdings Co., Ltd. (Japan)	2,100	33,586
		871,547
Utilities and power (2.1%)
AES Corp. (The)	12,478	262,163
Ameren Corp.	702	63,433
American Electric Power Co., Inc.	4,836	463,966
Constellation Energy Corp.	1,398	80,049
DTE Energy Co.	519	65,783
Duke Energy Corp.	720	77,191
E.ON SE (Germany)	12,091	101,467
Edison International	1,002	63,366
Enel SpA (Italy)	8,233	45,037
Eni SpA (Italy)	766	9,093
Eversource Energy	768	64,873
Exelon Corp.	1,323	59,958
FirstEnergy Corp.	1,611	61,846
Fortum OYJ (Finland)	1,685	25,277
Kinder Morgan, Inc.	3,066	51,386
NiSource, Inc.	2,123	62,607
NRG Energy, Inc.	2,862	109,243
Osaka Gas Co., Ltd. (Japan)	2,100	40,180
PPL Corp.	1,326	35,974
Public Service Enterprise Group, Inc.	985	62,331
RWE AG (Germany)	925	34,005
Southern Co. (The)	842	60,043
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights)	1,923	2,404
Tokyo Gas Co., Ltd. (Japan)	3,800	78,616
Vistra Corp.	3,271	74,742
WEC Energy Group, Inc.	647	65,114
Xcel Energy, Inc.	1,082	76,562
		2,196,709

Total common stocks (cost $61,520,059)		$71,333,483

Putnam VT Global Asset Allocation Fund 7

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (17.2%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$128,064	$140,829
3.00%, TBA, 7/1/52	1,000,000	942,226
3.00%, with due dates from 8/20/49 to 4/20/51	1,137,854	1,080,103
		2,163,158
U.S. Government Agency Mortgage Obligations (15.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.00%, 1/1/48	684,051	645,272
Federal National Mortgage Association
Pass-Through Certificates
4.00%, 1/1/57	38,136	38,233
4.00%, 1/1/49	111,154	110,813
3.00%, with due dates from 4/1/46 to 11/1/48	458,105	433,238
2.50%, with due dates from 5/1/51 to 7/1/51	1,774,964	1,601,390
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/52	1,000,000	1,043,075
5.00%, TBA, 8/1/52	1,000,000	1,017,148
4.50%, TBA, 8/1/52	1,000,000	1,001,524
4.50%, TBA, 7/1/52	1,000,000	1,003,672
4.00%, TBA, 8/1/52	1,000,000	983,945
4.00%, TBA, 7/1/52	1,000,000	985,781
3.50%, TBA, 8/1/52	3,000,000	2,879,999
2.50%, TBA, 8/1/52	2,000,000	1,795,155
2.50%, TBA, 7/1/37	2,000,000	1,909,218
		15,448,463
Total U.S. government and agency mortgage obligations
(cost $17,878,691)		$17,611,621

	Principal
CORPORATE BONDS AND NOTES (14.6%)*	amount	Value

Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	$20,000	$20,175
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	5,000	4,508
Beacon Roofing Supply, Inc. 144A sr. unsec.
unsub. notes 4.125%, 5/15/29	10,000	8,132
Big River Steel, LLC/BRS Finance Corp. 144A sr.
notes 6.625%, 1/31/29	13,000	12,063
Boise Cascade Co. 144A company guaranty sr.
unsec. notes 4.875%, 7/1/30	10,000	8,747
Builders FirstSource, Inc. 144A company
guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	4,463
Builders FirstSource, Inc. 144A company
guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	3,806
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	10,000	8,725
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	15,000	14,563
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	12,902
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	50,000	45,000
Commercial Metals Co. sr. unsec. notes
4.375%, 3/15/32	5,000	4,095
Commercial Metals Co. sr. unsec. notes
4.125%, 1/15/30	5,000	4,210
Compass Minerals International, Inc.
144A company guaranty sr. unsec. notes
6.75%, 12/1/27	15,000	13,575

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Basic materials cont.
Compass Minerals International, Inc.
144A company guaranty sr. unsec. notes
4.875%, 7/15/24	$30,000	$27,826
CP Atlas Buyer, Inc. 144A sr. unsec. notes
7.00%, 12/1/28	5,000	3,611
Freeport-McMoRan, Inc. company guaranty sr.
unsec. bonds 4.625%, 8/1/30 (Indonesia)	10,000	9,278
Freeport-McMoRan, Inc. company guaranty sr.
unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	9,340
Freeport-McMoRan, Inc. company guaranty sr.
unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	9,251
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	25,000	24,875
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 2.50%, 9/1/30	34,000	27,697
Graphic Packaging International, LLC
144A company guaranty sr. unsec. notes
3.75%, 2/1/30	5,000	4,238
Graphic Packaging International, LLC
144A company guaranty sr. unsec. notes
3.50%, 3/1/29	5,000	4,198
Huntsman International, LLC sr. unsec. bonds
2.95%, 6/15/31	15,000	12,454
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	10,000	8,300
Intelligent Packaging Holdco Issuer LP 144A sr.
unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	5,000	4,400
Intelligent Packaging, Ltd., Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer, LLC 144A sr. notes
6.00%, 9/15/28 (Canada)	10,000	8,278
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	23,000	22,473
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	5,000	3,643
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	10,000	8,219
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 1.832%, 10/15/27	5,000	4,308
Louisiana-Pacific Corp. 144A sr. unsec. notes
3.625%, 3/15/29	10,000	7,879
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes
6.625%, 10/15/29	15,000	12,638
Mauser Packaging Solutions Holding Co. 144A sr.
notes 8.50%, 4/15/24	5,000	4,900
Mauser Packaging Solutions Holding Co. 144A sr.
notes 5.50%, 4/15/24	10,000	9,550
Mercer International, Inc. sr. unsec. notes 5.50%,
1/15/26 (Canada)	10,000	9,639
Mercer International, Inc. sr. unsec. notes
5.125%, 2/1/29 (Canada)	10,000	8,536
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	35,000	29,092
Novelis Corp. 144A company guaranty sr. unsec.
notes 3.25%, 11/15/26	10,000	8,453
Nufarm Australia, Ltd./Nufarm Americas, Inc.
144A sr. unsec. notes 5.00%, 1/27/30 (Australia)	5,000	4,225
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	20,000	19,871
Nutrien, Ltd. sr. unsec. bonds 4.125%,
3/15/35 (Canada)	25,000	23,069
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	15,000	10,574

8 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Basic materials cont.
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28	$20,000	$16,602
SCIH Salt Holdings, Inc. 144A sr. unsec. notes
6.625%, 5/1/29	5,000	3,951
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	35,000	33,358
Sylvamo Corp. 144A company guaranty sr.
unsec. notes 7.00%, 9/1/29	20,000	18,500
Taseko Mines, Ltd. 144A company guaranty sr.
notes 7.00%, 2/15/26 (Canada)	10,000	8,511
TMS International Holding Corp. 144A sr. unsec.
notes 6.25%, 4/15/29	15,000	10,859
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc. 144A company guaranty
sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	7,151
Tronox, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 3/15/29	20,000	16,082
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	9,307
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	27,907
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	14,185
Westlake Corp. sr. unsec. unsub. notes
3.60%, 8/15/26	30,000	29,205
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	30,000	35,738
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	10,000	11,939
WR Grace Holdings, LLC 144A company guaranty
sr. notes 5.625%, 10/1/24	5,000	4,844
WR Grace Holdings, LLC 144A company guaranty
sr. notes 4.875%, 6/15/27	10,000	8,702
WR Grace Holdings, LLC 144A sr. unsec. notes
5.625%, 8/15/29	15,000	11,044
		773,664
Capital goods (0.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,007
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	18,294
Amsted Industries, Inc. 144A company guaranty
sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,400
Amsted Industries, Inc. 144A sr. unsec. bonds
4.625%, 5/15/30	5,000	4,263
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	25,000	21,882
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	46,000	41,019
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	30,000	27,313
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	10,000	8,324
Bombardier, Inc. 144A sr. unsec. notes 7.125%,
6/15/26 (Canada)	15,000	12,367
Bombardier, Inc. 144A sr. unsec. notes 6.00%,
2/15/28 (Canada)	5,000	3,747
Clarios Global LP 144A company guaranty sr.
notes 6.75%, 5/15/25	9,000	8,914
Covanta Holding Corp. 144A company guaranty
sr. unsec. notes 4.875%, 12/1/29	15,000	12,206
Crown Cork & Seal Co., Inc. company guaranty sr.
unsec. bonds 7.375%, 12/15/26	10,000	10,215
General Dynamics Corp. company guaranty sr.
unsec. unsub. notes 2.25%, 11/15/22	30,000	29,882

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Capital goods cont.
GFL Environmental, Inc. 144A company guaranty
sr. notes 3.50%, 9/1/28 (Canada)	$5,000	$4,275
GFL Environmental, Inc. 144A company guaranty
sr. unsec. notes 4.75%, 6/15/29 (Canada)	5,000	4,181
GFL Environmental, Inc. 144A company guaranty
sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,125
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	10,000	9,563
Granite US Holdings Corp. 144A company
guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	9,400
Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 5.25%, 6/1/29	15,000	12,978
Honeywell International, Inc. sr. unsec. bonds
3.812%, 11/21/47	55,000	50,329
Howmet Aerospace, Inc. sr. unsec. unsub. notes
3.00%, 1/15/29	35,000	28,988
Husky III Holding, Ltd. 144A sr. unsec. notes
13.00%, 2/15/25 (Canada) ‡‡	15,000	14,550
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	58,622
Johnson Controls International PLC sr. unsec.
notes 3.90%, 2/14/26	6,000	5,958
L3Harris Technologies, Inc. sr. unsec. bonds
1.80%, 1/15/31	5,000	3,990
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	24,000	23,517
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	18,000	17,678
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,130
Madison IAQ, LLC 144A sr. unsec. notes
5.875%, 6/30/29	20,000	15,326
MajorDrive Holdings IV, LLC 144A sr. unsec. notes
6.375%, 6/1/29	25,000	17,125
Northrop Grumman Corp. sr. unsec. unsub.
notes 3.25%, 1/15/28	60,000	57,031
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	9,000	8,893
OT Merger Corp. 144A sr. unsec. notes
7.875%, 10/15/29	15,000	8,615
Otis Worldwide Corp. sr. unsec. notes
2.565%, 2/15/30	15,000	12,958
Panther BF Aggregator 2 LP/Panther Finance
Co., Inc. 144A company guaranty sr. unsec. notes
8.50%, 5/15/27	5,000	4,832
Raytheon Technologies Corp. sr. unsec. bonds
4.875%, 10/15/40	20,000	19,534
Raytheon Technologies Corp. sr. unsec. unsub.
notes 4.125%, 11/16/28	5,000	4,934
Roller Bearing Co. of America, Inc. 144A sr. notes
4.375%, 10/15/29	10,000	8,509
Sensata Technologies BV 144A company
guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	8,475
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	35,000	29,010
Stevens Holding Co., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	19,250
Terex Corp. 144A company guaranty sr. unsec.
notes 5.00%, 5/15/29	5,000	4,250
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	10,000	9,350
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	15,000	12,726
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 5/1/29	10,000	8,140

Putnam VT Global Asset Allocation Fund 9

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 4.625%, 1/15/29	$10,000	$8,050
TransDigm, Inc. 144A company guaranty sr.
notes 6.25%, 3/15/26	50,000	48,188
Vertiv Group Corp. 144A company guaranty sr.
notes 4.125%, 11/15/28	20,000	16,238
Waste Connections, Inc. sr. unsec. bonds
3.20%, 6/1/32	2,000	1,783
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	30,000	28,159
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	15,000	13,325
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	9,890
		838,708
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	5,000	4,115
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	100,000	91,451
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	30,719
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	187,000	151,701
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	33,000	26,960
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	71,269
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	16,000	15,960
CCO Holdings, LLC/CCO Holdings Capital Corp.
sr. unsec. bonds 4.50%, 5/1/32	10,000	8,097
CCO Holdings, LLC/CCO Holdings Capital
Corp. 144A company guaranty sr. unsec. bonds
5.50%, 5/1/26	7,000	6,830
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 5.375%, 6/1/29	20,000	17,877
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.75%, 3/1/30	45,000	38,486
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 8/15/30	5,000	4,151
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,150
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
3.75%, 2/15/28	2,000	1,847
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
2.25%, 1/15/29	25,000	20,542
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. bonds
6.484%, 10/23/45	3,000	2,917
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. bonds
4.80%, 3/1/50	10,000	7,924
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. notes
4.908%, 7/23/25	44,000	44,102
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. sr. bonds 3.70%, 4/1/51	110,000	74,436
Comcast Corp. company guaranty sr. unsec.
bonds 2.887%, 11/1/51	16,000	11,496

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Communication services cont.
Comcast Corp. company guaranty sr. unsec.
notes 3.45%, 2/1/50	$19,000	$15,099
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	7,000	6,104
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	79,701
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	4,000	4,668
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,595
Cox Communications, Inc. 144A company
guaranty sr. unsec. bonds 2.95%, 10/1/50	18,000	11,917
Cox Communications, Inc. 144A sr. unsec. bonds
3.50%, 8/15/27	35,000	33,209
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	23,587
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	32,200
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	33,802
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	63,000	58,905
Deutsche Telekom International Finance
BV company guaranty sr. unsec. unsub. bonds
8.75%, 6/15/30 (Netherlands)	73,000	90,003
DIRECTV Holdings, LLC/DIRECTV Financing Co.,
Inc. 144A sr. notes 5.875%, 8/15/27	5,000	4,265
DISH DBS Corp. company guaranty sr. unsec.
notes 7.75%, 7/1/26	5,000	3,898
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	10,000	8,425
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.125%, 6/1/29	10,000	6,076
DISH DBS Corp. 144A company guaranty sr.
notes 5.75%, 12/1/28	10,000	7,404
DISH DBS Corp. 144A company guaranty sr.
notes 5.25%, 12/1/26	5,000	3,919
Embarq Corp. sr. unsec. unsub. bonds
7.995%, 6/1/36	20,000	15,021
Equinix, Inc. sr. unsec. sub. notes
2.90%, 11/18/26 R	80,000	74,347
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27	5,000	4,496
Frontier Communications Corp. 144A notes
6.75%, 5/1/29	20,000	16,450
Level 3 Financing, Inc. 144A company guaranty
sr. unsec. notes 4.625%, 9/15/27	20,000	17,050
Level 3 Financing, Inc. 144A company guaranty
sr. unsec. notes 4.25%, 7/1/28	15,000	12,019
Sprint Capital Corp. company guaranty sr.
unsec. unsub. notes 6.875%, 11/15/28	45,000	47,318
Sprint Corp. company guaranty sr. unsec. notes
7.625%, 3/1/26	10,000	10,536
T-Mobile USA, Inc. company guaranty sr. bonds
2.25%, 11/15/31	60,000	48,697
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	7,000	6,533
T-Mobile USA, Inc. company guaranty sr. notes
3.75%, 4/15/27	78,000	75,107
T-Mobile USA, Inc. company guaranty sr. notes
2.55%, 2/15/31	12,000	10,097
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 2.875%, 2/15/31	10,000	8,302

10 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	$10,000	$9,889
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 2.625%, 2/15/29	5,000	4,209
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	25,000	24,230
TCI Communications, Inc. sr. unsec. unsub.
notes 7.125%, 2/15/28	65,000	73,418
Verizon Communications, Inc. sr. unsec. bonds
3.70%, 3/22/61	47,000	36,915
Verizon Communications, Inc. sr. unsec. notes
2.55%, 3/21/31	23,000	19,665
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	65,000	62,495
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	76,000	75,586
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.125%, 3/16/27	20,000	19,952
		1,737,139
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN
(ICE LIBOR USD 3 Month + 3.33%), 5.159%,
perpetual maturity	15,000	13,143
		13,143
Consumer cyclicals (2.0%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	12,173
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	25,000	23,281
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	14,000	12,061
Amazon.com, Inc. sr. unsec. notes
3.15%, 8/22/27	90,000	87,505
AMC Entertainment Holdings, Inc. 144A
company guaranty notes 10.00%, 6/15/26 ‡‡	10,000	6,640
AMC Entertainment Holdings, Inc. 144A
company guaranty sr. notes 7.50%, 2/15/29	5,000	4,225
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	15,000	12,848
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,000
Asbury Automotive Group, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	4,131
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	10,798
Bath & Body Works, Inc. company guaranty sr.
unsec. bonds 6.75%, perpetual maturity	5,000	4,000
Bath & Body Works, Inc. company guaranty sr.
unsec. notes 7.50%, perpetual maturity	15,000	13,725
Bath & Body Works, Inc. 144A company guaranty
sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	4,319
BCPE Ulysses Intermediate, Inc. 144A sr. unsec.
notes 7.75%, 4/1/27 ‡‡	5,000	3,075
Beasley Mezzanine Holdings, LLC 144A company
guaranty sr. notes 8.625%, 2/1/26	15,000	11,250
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	40,000	31,875
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	35,000	34,348
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	25,000	24,857
Boyd Gaming Corp. company guaranty sr. unsec.
notes 4.75%, 12/1/27	5,000	4,525
Boyd Gaming Corp. 144A sr. unsec. bonds
4.75%, 6/15/31	15,000	12,675

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer cyclicals cont.
Brookfield Residential Properties, Inc./
Brookfield Residential US Corp. 144A
company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)	$10,000	$8,289
Caesars Entertainment, Inc. 144A sr. notes
6.25%, 7/1/25	20,000	19,275
Caesars Entertainment, Inc. 144A sr. unsec.
notes 4.625%, 10/15/29	5,000	3,888
Carnival Corp. 144A sr. unsec. notes
7.625%, 3/1/26	15,000	11,618
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27	20,000	14,446
Carriage Services, Inc. 144A company guaranty
sr. unsec. notes 4.25%, 5/15/29	10,000	8,133
CDI Escrow Issuer, Inc. 144A sr. unsec. notes
5.75%, 4/1/30	15,000	13,725
Cengage Learning, Inc. 144A sr. unsec. unsub.
notes 9.50%, 6/15/24	15,000	13,875
Cinemark USA, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 3/15/26	5,000	4,458
Cinemark USA, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 7/15/28	15,000	12,055
Clear Channel Outdoor Holdings, Inc. 144A
company guaranty sr. notes 5.125%, 8/15/27	15,000	12,665
Clear Channel Outdoor Holdings, Inc. 144A
company guaranty sr. unsec. sub. notes
7.75%, 4/15/28	10,000	7,276
Clear Channel Outdoor Holdings, Inc. 144A sr.
unsec. notes 7.50%, 6/1/29	15,000	10,786
D.R. Horton, Inc. company guaranty sr. unsec.
unsub. notes 1.30%, 10/15/26	60,000	51,832
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A company guaranty notes
5.375%, 8/15/26	15,000	3,750
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	65,000	64,680
Ecolab, Inc. sr. unsec. unsub. notes
3.25%, 12/1/27	70,000	68,200
Entercom Media Corp. 144A company guaranty
notes 6.75%, 3/31/29	15,000	7,988
Entercom Media Corp. 144A company guaranty
notes 6.50%, 5/1/27	10,000	5,951
Ford Motor Co. sr. unsec. unsub. bonds
3.25%, 2/12/32	65,000	47,774
Ford Motor Co. sr. unsec. unsub. notes
4.346%, 12/8/26	35,000	32,439
Full House Resorts, Inc. 144A company guaranty
sr. notes 8.25%, 2/15/28	15,000	11,989
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	10,000	8,513
Gartner, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 6/15/29	5,000	4,332
General Motors Co. sr. unsec. bonds
5.95%, 4/1/49	2,000	1,857
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	75,440
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,856
General Motors Financial Co., Inc. sr. unsec.
notes 3.10%, 1/12/32	12,000	9,645
General Motors Financial Co., Inc. sr. unsec.
notes 2.35%, 2/26/27	2,000	1,762

Putnam VT Global Asset Allocation Fund 11

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer cyclicals cont.
General Motors Financial Co., Inc. sr. unsec.
notes 1.25%, 1/8/26	$22,000	$19,373
Global Payments, Inc. sr. unsec. notes
2.15%, 1/15/27	6,000	5,325
Gray Escrow II, Inc. 144A sr. unsec. bonds
5.375%, 11/15/31	30,000	24,037
GW B-CR Security Corp. 144A sr. unsec. notes
9.50%, 11/1/27 (Canada)	8,000	7,317
Hanesbrands, Inc. 144A company guaranty sr.
unsec. unsub. notes 4.625%, 5/15/24	10,000	9,789
Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp. company guaranty sr.
unsec. notes 4.875%, 4/1/27	10,000	9,421
Hyatt Hotels Corp. sr. unsec. unsub. notes
4.85%, 3/15/26	47,000	46,812
iHeartCommunications, Inc. company guaranty
sr. unsec. notes 8.375%, 5/1/27	17,189	13,665
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	47,000	46,440
JELD-WEN, Inc. 144A company guaranty sr. sub.
notes 6.25%, 5/15/25	5,000	4,800
JELD-WEN, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 12/15/27	10,000	7,800
Kontoor Brands, Inc. 144A company guaranty sr.
unsec. notes 4.125%, 11/15/29	15,000	11,850
LBM Acquisition, LLC 144A company guaranty sr.
unsec. notes 6.25%, 1/15/29	10,000	6,438
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	38,000	36,893
Levi Strauss & Co. 144A sr. unsec. sub. bonds
3.50%, 3/1/31	15,000	12,263
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,500
Live Nation Entertainment, Inc. 144A sr. notes
6.50%, 5/15/27	5,000	4,917
Macy’s Retail Holdings, LLC 144A company
guaranty sr. unsec. unsub. bonds
6.125%, 3/15/32	5,000	4,175
Magallanes, Inc. 144A company guaranty sr.
unsec. bonds 4.279%, 3/15/32	92,000	81,996
Magallanes, Inc. 144A company guaranty sr.
unsec. notes 3.755%, 3/15/27	20,000	18,735
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,525
Masonite International Corp. 144A company
guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	7,960
Mattamy Group Corp. 144A sr. unsec. notes
4.625%, 3/1/30 (Canada)	5,000	3,654
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 4/1/29	10,000	8,986
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.375%, 4/1/26	5,000	4,587
McGraw-Hill Education, Inc. 144A sr. notes
5.75%, 8/1/28	15,000	12,844
McGraw-Hill Education, Inc. 144A sr. unsec.
notes 8.00%, 8/1/29	15,000	12,150
MIWD Holdco II, LLC/MIWD Finance Corp.
144A company guaranty sr. unsec. notes
5.50%, 2/1/30	5,000	4,024
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	12,463
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	40,776

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer cyclicals cont.
NCL Corp., Ltd. 144A company guaranty sr. notes
5.875%, 2/15/27	$5,000	$4,275
NCL Corp., Ltd. 144A sr. unsec. unsub. notes
7.75%, 2/15/29	5,000	3,825
NESCO Holdings II, Inc. 144A company guaranty
notes 5.50%, 4/15/29	15,000	12,563
News Corp. 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 2/15/32	4,000	3,542
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	10,000	8,635
Nielsen Co. Luxembourg SARL (The) 144A
company guaranty sr. unsec. notes 5.00%,
2/1/25 (Luxembourg)	10,000	9,775
Nielsen Finance, LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. notes
5.625%, 10/1/28	10,000	9,287
Nielsen Finance, LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. notes
4.50%, 7/15/29	10,000	9,034
Omnicom Group, Inc. company guaranty sr.
unsec. unsub. notes 3.60%, 4/15/26	65,000	63,105
Paramount Global sr. unsec. unsub. notes
4.00%, 1/15/26	12,000	11,706
Paramount Global sr. unsec. unsub. notes
2.90%, 1/15/27	22,000	20,256
Penn National Gaming, Inc. 144A sr. unsec. notes
5.625%, 1/15/27	10,000	8,775
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company guaranty sr. notes
3.375%, 8/31/27	5,000	4,119
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	12,549
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	15,000	16,931
Raptor Acquisition Corp./Raptor Co-Issuer, LLC
144A sr. notes 4.875%, 11/1/26	5,000	4,375
Realogy Group, LLC/Realogy Co-Issuer Corp.
144A company guaranty sr. unsec. notes
5.75%, 1/15/29	10,000	7,583
Royal Caribbean Cruises, Ltd. 144A sr. unsec.
notes 5.50%, 8/31/26	5,000	3,713
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	30,000	26,511
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	9,000	7,124
Sabre GLBL, Inc. 144A company guaranty sr.
notes 9.25%, 4/15/25	15,000	14,453
Scientific Games Holdings LP/Scientific
Games US FinCo., Inc. 144A sr. unsec. notes
6.625%, 3/1/30	5,000	4,250
Scientific Games International, Inc.
144A company guaranty sr. unsec. notes
7.25%, 11/15/29	15,000	14,067
Scientific Games International, Inc. 144A sr.
unsec. notes 7.00%, 5/15/28	5,000	4,692
Scotts Miracle-Gro Co. (The) company guaranty
sr. unsec. notes 4.50%, 10/15/29	25,000	20,506
Scotts Miracle-Gro Co. (The) company guaranty
sr. unsec. unsub. bonds 4.375%, 2/1/32	5,000	3,801
Scripps Escrow II, Inc. 144A sr. notes
3.875%, 1/15/29	5,000	4,190
Scripps Escrow II, Inc. 144A sr. unsec. bonds
5.375%, 1/15/31	10,000	7,976

12 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer cyclicals cont.
Scripps Escrow, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 7/15/27	$5,000	$4,377
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	10,000	8,850
Sinclair Television Group, Inc. 144A sr. bonds
4.125%, 12/1/30	5,000	3,966
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 9/1/31	50,000	39,813
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. notes 4.00%, 7/15/28	15,000	12,975
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	8,950
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	10,000	10,123
Spanish Broadcasting System, Inc. 144A sr. notes
9.75%, 3/1/26	10,000	7,938
Spectrum Brands, Inc. 144A company guaranty
sr. unsec. bonds 5.00%, 10/1/29	10,000	8,647
Spectrum Brands, Inc. 144A company guaranty
sr. unsec. bonds 3.875%, 3/15/31	10,000	8,058
Standard Industries, Inc. 144A sr. unsec. bonds
3.375%, 1/15/31	5,000	3,688
Standard Industries, Inc. 144A sr. unsec. notes
5.00%, 2/15/27	10,000	8,926
Standard Industries, Inc. 144A sr. unsec. notes
4.375%, 7/15/30	10,000	7,825
Station Casinos, LLC 144A sr. unsec. bonds
4.625%, 12/1/31	5,000	3,900
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	15,000	12,669
SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp.
144A company guaranty sr. unsub. notes
5.875%, 5/15/25	10,000	9,198
Terrier Media Buyer, Inc. 144A company guaranty
sr. unsec. notes 8.875%, 12/15/27	40,000	31,600
Townsquare Media, Inc. 144A sr. notes
6.875%, 2/1/26	10,000	8,907
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24	5,000	4,865
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	15,000	14,282
Univision Communications, Inc. 144A company
guaranty sr. notes 4.50%, 5/1/29	5,000	4,185
Univision Communications, Inc. 144A sr. notes
7.375%, 6/30/30	5,000	4,888
Urban One, Inc. 144A company guaranty sr.
notes 7.375%, 2/1/28	15,000	12,844
Victoria’s Secret & Co. 144A sr. unsec. notes
4.625%, 7/15/29	15,000	11,288
Walt Disney Co. (The) company guaranty sr.
unsec. bonds 7.75%, 12/1/45	40,000	55,289
Werner FinCo LP/Werner FinCo, Inc.
144A company guaranty sr. unsec. notes
8.75%, 7/15/25	15,000	13,034
White Cap Buyer, LLC 144A sr. unsec. notes
6.875%, 10/15/28	10,000	8,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital
Corp. 144A company guaranty sr. unsec. sub.
notes 5.25%, 5/15/27	15,000	12,847

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer cyclicals cont.
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds
5.125%, 10/1/29	$15,000	$11,814
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes
7.75%, 4/15/25	5,000	4,866
		2,046,553
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)	5,000	4,013
1011778 BC ULC/New Red Finance, Inc.
144A company guaranty notes 4.375%,
1/15/28 (Canada)	15,000	13,115
1011778 BC ULC/New Red Finance, Inc.
144A company guaranty sr. notes 3.875%,
1/15/28 (Canada)	20,000	17,300
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,289
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	31,266
Albertsons Cos., LLC/Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	9,947
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	13,277
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	48,000	43,094
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	15,260
Brand Energy & Infrastructure Services, Inc.
144A sr. unsec. notes 8.50%, 7/15/25	5,000	3,734
CDW, LLC/CDW Finance Corp. company
guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	12,648
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	2,179	2,255
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	50,000	58,642
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	60,000	60,185
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc. 144A company
guaranty sr. unsec. notes 6.75%, 1/15/30	5,000	3,825
Herc Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.50%, 7/15/27	10,000	9,129
IRB Holding Corp. 144A company guaranty sr.
notes 7.00%, 6/15/25	5,000	4,894
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. notes 2.25%, 3/15/31	40,000	32,854
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 3.43%, 6/15/27	18,000	17,195
KFC Holding Co./Pizza Hut Holdings, LLC/Taco
Bell of America, LLC 144A company guaranty sr.
unsec. notes 4.75%, 6/1/27	10,000	9,617
Kraft Heinz Foods Co. company guaranty sr.
unsec. notes 5.00%, 7/15/35	6,000	5,808
Kraft Heinz Foods Co. company guaranty sr.
unsec. notes 3.00%, 6/1/26	28,000	26,379
Kraft Heinz Foods Co. company guaranty sr.
unsec. sub. notes 3.875%, 5/15/27	23,000	22,242
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	9,411

Putnam VT Global Asset Allocation Fund 13

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Consumer staples cont.
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.125%, 1/31/30	$15,000	$13,050
Match Group Holdings II, LLC 144A sr. unsec.
bonds 5.00%, 12/15/27	3,000	2,781
Match Group Holdings II, LLC 144A sr. unsec.
bonds 3.625%, 10/1/31	5,000	3,938
Match Group Holdings II, LLC 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	40,000	36,264
Millennium Escrow Corp. 144A sr. notes
6.625%, 8/1/26	5,000	4,035
Nestle Holdings, Inc. 144A company guaranty sr.
unsec. notes 0.375%, 1/15/24	150,000	143,548
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	9,411
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	53,000	51,818
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	15,000	14,453
Netflix, Inc. 144A sr. unsec. bonds
5.375%, 11/15/29	20,000	18,900
Newell Brands, Inc. sr. unsec. notes
4.875%, 6/1/25	5,000	4,925
Newell Brands, Inc. sr. unsec. unsub. notes
4.45%, 4/1/26	15,000	14,288
PECF USS Intermediate Holding III Corp. 144A sr.
unsec. notes 8.00%, 11/15/29	20,000	15,850
Rite Aid Corp. 144A company guaranty sr. notes
8.00%, 11/15/26	3,000	2,333
Rite Aid Corp. 144A company guaranty sr. unsec.
sub. notes 7.50%, 7/1/25	19,000	15,390
TripAdvisor, Inc. 144A company guaranty sr.
unsec. notes 7.00%, 7/15/25	10,000	9,680
Yum! Brands, Inc. sr. unsec. bonds
5.375%, 4/1/32	5,000	4,613
Yum! Brands, Inc. sr. unsec. sub. bonds
3.625%, 3/15/31	5,000	4,200
Yum! Brands, Inc. 144A sr. unsec. bonds
4.75%, 1/15/30	10,000	9,075
		808,931
Energy (1.1%)
Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A company
guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	9,989
Antero Resources Corp. 144A company guaranty
sr. unsec. notes 8.375%, 7/15/26	3,000	3,173
Antero Resources Corp. 144A company guaranty
sr. unsec. notes 7.625%, 2/1/29	4,000	4,069
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	10,000	8,444
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	10,000	9,100
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	67,889
BP Capital Markets PLC company guaranty
sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	33,508
Callon Petroleum Co. 144A company guaranty
notes 9.00%, 4/1/25	5,000	5,300
Callon Petroleum Co. 144A company guaranty sr.
unsec. notes 8.00%, 8/1/28	10,000	9,606
Callon Petroleum Co. 144A company guaranty sr.
unsec. notes 7.50%, 6/15/30	15,000	13,802
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	10,000	10,688

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Energy cont.
Centennial Resource Production, LLC
144A company guaranty sr. unsec. notes
6.875%, 4/1/27	$20,000	$18,993
Centennial Resource Production, LLC
144A company guaranty sr. unsec. notes
5.375%, 1/15/26	15,000	13,531
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	16,000	16,059
Cheniere Energy Partners LP company guaranty
sr. unsec. unsub. notes 4.00%, 3/1/31	10,000	8,503
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	9,000	7,065
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	8,600
Comstock Resources, Inc. 144A sr. unsec. notes
6.75%, 3/1/29	10,000	8,954
Continental Resources, Inc. company guaranty
sr. unsec. bonds 4.90%, 6/1/44	5,000	3,944
Continental Resources, Inc. company guaranty
sr. unsec. notes 4.375%, 1/15/28	15,000	14,100
Continental Resources, Inc. company guaranty
sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	10,035
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	10,000	9,669
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 2.875%, 4/1/32	40,000	31,237
DCP Midstream Operating LP company guaranty
sr. unsec. notes 5.625%, 7/15/27	5,000	4,781
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	14,269
Devon Energy Corp. sr. unsec. unsub. bonds
7.95%, 4/15/32	5,000	5,911
Devon Energy Corp. sr. unsec. unsub. bonds
7.875%, 9/30/31	5,000	5,900
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	15,000	14,635
Encino Acquisition Partners Holdings, LLC
144A company guaranty sr. unsec. notes
8.50%, 5/1/28	20,000	18,899
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	55,000	52,396
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	5,000	5,025
Energy Transfer LP/Regency Energy Finance
Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,033
EnLink Midstream, LLC 144A company guaranty
sr. unsec. notes 5.625%, 1/15/28	15,000	13,759
EOG Resources, Inc. sr. unsec. unsub. notes
2.625%, 3/15/23	50,000	49,803
EQT Corp. sr. unsec. notes 7.50%, 2/1/30	10,000	10,734
Equinor ASA company guaranty sr. unsec. notes
5.10%, 8/17/40 (Norway)	40,000	41,469
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,488
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	8,975
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,187
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	28,000	26,670
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 6.25%, 4/15/32	5,000	4,325

14 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Energy cont.
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 6.00%, 4/15/30	$5,000	$4,375
Holly Energy Partners LP/Holly Energy Finance
Corp. 144A company guaranty sr. unsec. notes
5.00%, 2/1/28	20,000	17,129
Kinetik Holdings LP 144A company guaranty sr.
unsec. notes 5.875%, 6/15/30	15,000	14,289
Nabors Industries, Inc. company guaranty sr.
unsec. notes 5.75%, 2/1/25	10,000	8,819
Nabors Industries, Inc. 144A company guaranty
sr. unsec. notes 9.00%, 2/1/25	4,000	3,980
Nabors Industries, Ltd. 144A company guaranty
sr. unsec. notes 7.25%, 1/15/26	5,000	4,434
Oasis Petroleum, Inc. 144A company guaranty sr.
unsec. notes 6.375%, 6/1/26	5,000	4,625
Occidental Petroleum Corp. sr. unsec. bonds
6.625%, 9/1/30	5,000	5,150
Occidental Petroleum Corp. sr. unsec. bonds
6.125%, 1/1/31	5,000	5,067
Occidental Petroleum Corp. sr. unsec. sub.
bonds 6.20%, 3/15/40	35,000	34,475
Occidental Petroleum Corp. sr. unsec. sub. notes
8.50%, 7/15/27	20,000	22,008
Occidental Petroleum Corp. sr. unsec. sub. notes
6.45%, 9/15/36	25,000	25,625
Occidental Petroleum Corp. sr. unsec. sub. notes
5.875%, 9/1/25	5,000	4,978
Ovintiv, Inc. company guaranty sr. unsec. bonds
6.50%, 8/15/34	5,000	5,219
Ovintiv, Inc. company guaranty sr. unsec. unsub.
bonds 7.375%, 11/1/31	10,000	10,993
Ovintiv, Inc. company guaranty sr. unsec. unsub.
bonds 6.625%, 8/15/37	5,000	5,246
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	10,000	9,287
Petroleos Mexicanos company guaranty sr.
unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	53,000	40,413
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	14,025
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 6.875%, 1/15/29 (Canada)	5,000	4,475
Rattler Midstream LP 144A company guaranty sr.
unsec. notes 5.625%, 7/15/25	10,000	9,996
Rockcliff Energy II, LLC 144A sr. unsec. notes
5.50%, 10/15/29	20,000	18,199
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	14,000	14,034
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	67,577
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	10,000	9,434
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	10,000	9,197
Southwestern Energy Co. company guaranty sr.
unsec. notes 5.375%, 3/15/30	10,000	9,200
Southwestern Energy Co. company guaranty sr.
unsec. notes 5.375%, 2/1/29	25,000	23,190
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	30,000	28,533
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 12/31/30	10,000	8,300

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Energy cont.
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	$15,000	$12,750
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	10,000	8,900
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	3,075	2,814
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	9,375	8,250
Transocean, Inc. 144A company guaranty sr.
unsec. notes 11.50%, 1/30/27	10,000	9,386
USA Compression Partners LP/USA
Compression Finance Corp. company guaranty
sr. unsec. notes 6.875%, 4/1/26	10,000	9,097
USA Compression Partners LP/USA
Compression Finance Corp. company guaranty
sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,438
Venture Global Calcasieu Pass, LLC 144A
company guaranty sr. bonds 3.875%, 11/1/33	5,000	4,088
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,779
		1,128,291
Financials (4.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	8,727
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	52,108
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	23,000	21,269
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	3,000	2,527
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes
6.75%, 10/15/27	15,000	13,311
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	64,000	71,147
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,007
American Express Co. sr. unsec. notes
2.65%, 12/2/22	96,000	95,953
AmWINS Group, Inc. 144A sr. unsec. notes
4.875%, 6/30/29	5,000	4,095
Ares Capital Corp. sr. unsec. notes
2.875%, 6/15/27	50,000	41,734
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	25,000	22,959
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes
7.50%, 4/1/29	15,000	12,783
Athene Global Funding 144A notes
1.985%, 8/19/28	40,000	33,210
Banco Santander SA unsec. sub. FRB 3.225%,
11/22/32 (Spain)	200,000	158,181
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	74,000	72,798
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	5,000	4,226
Bank of America Corp. unsec. sub. FRB
3.846%, 3/8/37	120,000	103,722
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	195,000	210,598
Bank of Nova Scotia (The) sr. unsec. notes 2.00%,
11/15/22 (Canada)	78,000	77,787
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	7,199

Putnam VT Global Asset Allocation Fund 15

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Financials cont.
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	$29,000	$27,076
Blackstone Holdings Finance Co., LLC 144A
company guaranty sr. unsec. unsub. bonds
1.60%, 3/30/31	10,000	7,829
Camden Property Trust sr. unsec. unsub. notes
4.875%, 6/15/23 R	65,000	65,616
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	92,000	70,171
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	35,000	29,050
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	192,930
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	50,000	48,073
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,928
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	48,967
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29	10,000	9,696
CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	10,000	10,154
Cobra AcquisitionCo, LLC 144A company
guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	11,250
Coinbase Global, Inc. 144A company guaranty sr.
unsec. unsub. notes 3.375%, 10/1/28	10,000	6,300
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	71,446
Corebridge Financial, Inc. 144A sr. unsec. notes
3.85%, 4/5/29	20,000	18,483
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	27,000	26,830
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	30,000	29,921
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	11,000	9,235
First-Citizens Bank & Trust Co. unsec. sub. notes
6.125%, 3/9/28	26,000	27,091
Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	135,000	135,561
Freedom Mortgage Corp. 144A sr. unsec. notes
8.25%, 4/15/25	17,000	14,309
Freedom Mortgage Corp. 144A sr. unsec. notes
8.125%, 11/15/24	5,000	4,313
Freedom Mortgage Corp. 144A sr. unsec. notes
6.625%, 1/15/27	5,000	3,706
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. bonds 3.25%, 1/15/32 R	15,000	12,022
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	9,807
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	4,000	3,914
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	5,000	4,588
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 4.375%, 5/1/26 (Canada)	5,000	4,200
Goldman Sachs Group, Inc. (The) jr. unsec. sub.
FRN 3.65%, 7/28/51	21,000	16,275
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	87,000	83,624
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	13,000	11,088
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 6.75%, 10/1/37	24,000	26,623

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Financials cont.
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 5.95%, 1/15/27	$5,000	$5,236
HUB International, Ltd. 144A sr. unsec. notes
7.00%, 5/1/26	20,000	18,808
HUB International, Ltd. 144A sr. unsec. notes
5.625%, 12/1/29	5,000	4,130
Huntington Bancshares, Inc. unsec. sub. FRB
2.487%, 8/15/36	41,000	32,089
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. notes
6.25%, 5/15/26	10,000	9,362
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. notes
5.25%, 5/15/27	10,000	8,858
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. sub. notes
4.375%, 2/1/29	5,000	4,041
Intercontinental Exchange, Inc. sr. unsec. bonds
2.65%, 9/15/40	30,000	22,001
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	15,000	11,715
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	14,035
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R	10,000	9,371
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R	15,000	14,120
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	30,000	27,706
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	17,000	15,874
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	157,000	132,589
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (ICE LIBOR USD 3 Month + 1.00%),
2.411%, 5/15/47	13,000	9,880
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	17,000	13,923
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	254,189
JPMorgan Chase & Co. unsec. sub. notes
4.125%, 12/15/26	6,000	5,946
JPMorgan Chase & Co. unsec. sub. notes
3.375%, 5/1/23	165,000	165,005
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	28,631
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company guaranty
sr. unsec. notes 4.75%, 6/15/29 R	15,000	11,541
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company guaranty
sr. unsec. unsub. notes 5.25%, 10/1/25 R	25,000	22,625
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec. notes
4.25%, 2/1/27 R	15,000	12,075
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	22,000	21,743
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN,
3.772%, 1/24/29	185,000	175,536
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	40,000	36,297
Morgan Stanley sr. unsec. unsub. notes
Ser. GMTN, 3.125%, 1/23/23	183,000	182,937
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec. notes
5.75%, 11/15/31	15,000	11,486

16 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Financials cont.
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec. notes
5.50%, 8/15/28	$10,000	$8,021
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	30,000	27,186
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 7.125%, 3/15/26	35,000	32,348
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 6.625%, 1/15/28	5,000	4,469
OneMain Finance Corp. company guaranty sr.
unsec. unsub. notes 5.375%, 11/15/29	15,000	12,155
PennyMac Financial Services, Inc. 144A
company guaranty sr. unsec. notes
5.75%, 9/15/31	10,000	7,458
PennyMac Financial Services, Inc. 144A
company guaranty sr. unsec. notes
5.375%, 10/15/25	10,000	8,713
PHH Mortgage Corp. 144A company guaranty sr.
notes 7.875%, 3/15/26	15,000	13,233
PNC Financial Services Group, Inc. (The) unsec.
sub. FRB 4.626%, 6/6/33	70,000	67,604
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	10,000	8,654
Prologis LP sr. unsec. unsub. notes
2.125%, 4/15/27 R	4,000	3,650
Provident Funding Associates LP/PFG Finance
Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	13,500
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	45,377
Service Properties Trust company guaranty sr.
unsec. unsub. notes 7.50%, 9/15/25 R	5,000	4,581
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	83,226
Toronto-Dominion Bank (The) sr. unsec. unsub.
notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	77,711
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	55,000	53,013
Truist Financial Corp. jr. unsec. sub. FRB Ser. N,
4.80%, 9/1/24	16,000	14,318
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	48,892
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,300
VICI Properties LP sr. unsec. unsub. notes
4.75%, 2/15/28 R	30,000	28,634
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
3.75%, 2/15/27 R	10,000	8,796
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	9,000	8,775
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	15,000	12,919
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN,
3.35%, 3/2/33	185,000	164,181
Westpac Banking Corp. unsec. sub. bonds
2.963%, 11/16/40 (Australia)	25,000	18,087
		4,163,967
Health care (1.0%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	15,000	14,880
Air Methods Corp. 144A sr. unsec. notes
8.00%, 5/15/25	15,000	9,825
Bausch Health Cos., Inc. 144A company guaranty
sr. notes 6.125%, 2/1/27	5,000	4,250

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Health care cont.
Bausch Health Cos., Inc. 144A company guaranty
sr. unsec. notes 6.25%, 2/15/29	$10,000	$5,322
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	10,000	7,825
Becton Dickinson and Co. sr. unsec. notes
3.70%, 6/6/27	7,000	6,765
Becton Dickinson and Co. sr. unsec. sub. bonds
1.957%, 2/11/31	50,000	40,359
Bristol-Myers Squibb Co. sr. unsec. notes
3.25%, 2/20/23	67,000	67,346
Bristol-Myers Squibb Co. sr. unsec. notes
2.90%, 7/26/24	52,000	51,504
Bristol-Myers Squibb Co. sr. unsec. notes
1.45%, 11/13/30	20,000	16,431
Bristol-Myers Squibb Co. sr. unsec. sub. notes
3.40%, 7/26/29	6,000	5,792
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,288
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	30,000	27,825
Charles River Laboratories International,
Inc. 144A company guaranty sr. unsec. notes
4.00%, 3/15/31	5,000	4,275
Charles River Laboratories International,
Inc. 144A company guaranty sr. unsec. notes
3.75%, 3/15/29	5,000	4,331
CHS/Community Health Systems, Inc. 144A
company guaranty sr. notes 8.00%, 3/15/26	5,000	4,553
CHS/Community Health Systems, Inc. 144A
company guaranty sr. notes 5.625%, 3/15/27	5,000	4,231
CHS/Community Health Systems, Inc. 144A
company guaranty sr. unsec. sub. notes
6.875%, 4/1/28	10,000	5,862
CHS/Community Health Systems, Inc. 144A jr.
notes 6.875%, 4/15/29	10,000	6,450
CHS/Community Health Systems, Inc. 144A sr.
notes 5.25%, 5/15/30	15,000	11,399
Cigna Corp. company guaranty sr. unsec. unsub.
notes 3.75%, 7/15/23	27,000	27,059
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	99,000	93,709
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	36,606	35,091
DH Europe Finance II SARL company guaranty sr.
unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	12,016
Elanco Animal Health, Inc. sr. unsec. notes
Ser. WI, 6.40%, 8/28/28	10,000	9,519
HCA, Inc. company guaranty sr. bonds
3.50%, 7/15/51	40,000	27,317
HCA, Inc. company guaranty sr. notes
4.50%, 2/15/27	22,000	21,151
HCA, Inc. company guaranty sr. unsec. notes
5.375%, 9/1/26	10,000	9,916
HCA, Inc. company guaranty sr. unsec. notes
3.50%, 9/1/30	5,000	4,254
Mallinckrodt International Finance SA/
Mallinckrodt CB, LLC 144A company guaranty
unsub. notes 10.00%, 4/15/25 (Luxembourg)	14,000	10,570
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	994
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	50,000	43,745
Merck & Co., Inc. sr. unsec. unsub. notes
2.75%, 2/10/25	8,000	7,904

Putnam VT Global Asset Allocation Fund 17

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Health care cont.
Minerva Merger Sub, Inc. 144A sr. unsec. notes
6.50%, 2/15/30	$20,000	$16,632
Mozart Debt Merger Sub, Inc. 144A sr. notes
3.875%, 4/1/29	5,000	4,259
Mozart Debt Merger Sub, Inc. 144A sr. unsec.
notes 5.25%, 10/1/29	10,000	8,213
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	80,000	74,406
Option Care Health, Inc. 144A company guaranty
sr. unsec. notes 4.375%, 10/31/29	5,000	4,288
Owens & Minor, Inc. 144A company guaranty sr.
unsec. notes 6.625%, 4/1/30	5,000	4,550
Owens & Minor, Inc. 144A sr. unsec. notes
4.50%, 3/31/29	15,000	12,248
Pfizer, Inc. sr. unsec. unsub. notes
3.00%, 12/15/26	40,000	39,129
Service Corp. International sr. unsec. bonds
5.125%, 6/1/29	15,000	14,133
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	6,000	5,640
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	5,000	4,094
Service Corp. International sr. unsec. sub. notes
4.00%, 5/15/31	10,000	8,538
Tenet Healthcare Corp. company guaranty sr.
notes 4.625%, 7/15/24	2,000	1,919
Tenet Healthcare Corp. 144A company guaranty
sr. notes 5.125%, 11/1/27	25,000	22,500
Tenet Healthcare Corp. 144A company guaranty
sr. notes 4.875%, 1/1/26	20,000	18,400
Tenet Healthcare Corp. 144A company guaranty
sr. notes 4.25%, 6/1/29	10,000	8,422
Tenet Healthcare Corp. 144A company guaranty
sr. unsub. notes 6.125%, 6/15/30	15,000	13,839
UnitedHealth Group, Inc. sr. unsec. unsub. notes
2.75%, 2/15/23	90,000	89,718
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	25,000	21,596
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	33,882
		1,017,164
Technology (1.1%)
Ahead DB Holdings, LLC 144A company guaranty
sr. unsec. notes 6.625%, 5/1/28	15,000	12,435
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	19,491
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	33,140
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	14,356
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	24,820
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	80,000	79,126
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	24,853
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	25,000	20,355
Arches Buyer, Inc. 144A sr. unsec. notes
6.125%, 12/1/28	5,000	4,078
Boxer Parent Co., Inc. 144A company guaranty sr.
notes 7.125%, 10/2/25	5,000	4,788
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	73,000	70,240
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.50%, 1/15/28	90,000	83,305

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Technology cont.
Central Parent, Inc./Central Merger Sub, Inc.
144A sr. notes 7.25%, 6/15/29	$10,000	$9,625
Clarivate Science Holdings Corp. 144A sr. unsec.
notes 4.875%, 7/1/29	20,000	16,420
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	5,000	4,605
CommScope, Inc. 144A company guaranty sr.
unsec. notes 8.25%, 3/1/27	10,000	7,905
Crowdstrike Holdings, Inc. company guaranty sr.
unsec. notes 3.00%, 2/15/29	20,000	17,300
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	139,859
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	16,733
Microchip Technology, Inc. company guaranty
sr. notes 4.333%, 6/1/23	20,000	20,011
Microsoft Corp. sr. unsec. unsub. bonds
2.525%, 6/1/50	25,000	18,413
Microsoft Corp. sr. unsec. unsub. notes
3.30%, 2/6/27	10,000	9,934
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	35,000	25,954
Oracle Corp. sr. unsec. unsub. notes
5.375%, 7/15/40	35,000	31,877
Oracle Corp. sr. unsec. unsub. notes
3.625%, 7/15/23	144,000	143,559
Oracle Corp. sr. unsec. unsub. notes
2.50%, 10/15/22	80,000	79,863
Rocket Software, Inc. 144A sr. unsec. notes
6.50%, 2/15/29	30,000	21,900
salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	30,000	21,935
salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	30,000	22,686
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	24,044
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	23,476
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company guaranty sr. notes
5.75%, 6/1/25	5,000	4,704
TTM Technologies, Inc. 144A company guaranty
sr. unsec. notes 4.00%, 3/1/29	10,000	8,350
Twilio, Inc. company guaranty sr. unsec. notes
3.875%, 3/15/31	5,000	4,114
Twilio, Inc. company guaranty sr. unsec. notes
3.625%, 3/15/29	15,000	12,611
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	10,000	9,357
ZoomInfo Technologies, LLC/ZoomInfo Finance
Corp. 144A company guaranty sr. unsec. notes
3.875%, 2/1/29	35,000	29,317
		1,115,539
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty
IP, Ltd. 144A company guaranty sr. notes
5.75%, 4/20/29	10,000	8,538
American Airlines, Inc./AAdvantage Loyalty
IP, Ltd. 144A company guaranty sr. notes
5.50%, 4/20/26	10,000	9,188
Canadian Pacific Railway Co. company guaranty
sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)	60,000	54,299
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	61,467
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A
company guaranty sr. notes 4.75%, 10/20/28	15,000	14,169
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,177

18 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Transportation cont.
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 4.40%, 7/1/27	$10,000	$9,803
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,926
United Airlines, Inc. 144A company guaranty sr.
notes 4.625%, 4/15/29	5,000	4,241
United Airlines, Inc. 144A company guaranty sr.
notes 4.375%, 4/15/26	5,000	4,406
Watco Cos., LLC/Watco Finance Corp. 144A sr.
unsec. notes 6.50%, 6/15/27	35,000	32,057
		233,271
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	21,166
AES Corp. (The) sr. unsec. unsub. notes
2.45%, 1/15/31	25,000	20,107
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	53,575
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	10,000	8,470
Boardwalk Pipelines LP company guaranty sr.
unsec. notes 3.60%, 9/1/32	5,000	4,230
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	5,000	4,374
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	10,000	8,421
Calpine Corp. 144A company guaranty sr. notes
5.25%, 6/1/26	4,000	3,800
Calpine Corp. 144A company guaranty sr. notes
4.50%, 2/15/28	35,000	31,776
Commonwealth Edison Co. 1st mtge. bonds
5.90%, 3/15/36	28,000	31,339
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	45,000	39,641
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	70,000	58,321
Duke Energy Corp. sr. unsec. notes
3.15%, 8/15/27	55,000	51,951
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,674
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	13,135
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	29,615
Energy Transfer LP company guaranty sr. unsec.
bonds 3.75%, 5/15/30	30,000	27,037
Energy Transfer LP company guaranty sr. unsec.
notes 5.50%, 6/1/27	6,000	6,090
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	37,000	35,168
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	91,000	67,012
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,502
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	75,693
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,211
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	5,000	4,944
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,025
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 1.75%, 11/15/26	10,000	8,871

	Principal
CORPORATE BONDS AND NOTES (14.6%)* cont.	amount	Value

Utilities and power cont.
Kinder Morgan, Inc./DE company guaranty sr.
unsec. notes Ser. GMTN, 7.75%, 1/15/32	$17,000	$19,835
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	2,000	1,959
NRG Energy, Inc. 144A company guaranty sr.
bonds 4.45%, 6/15/29	10,000	8,957
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	21,000	20,614
NRG Energy, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 2/15/32	35,000	27,800
NRG Energy, Inc. 144A sr. unsec. bonds
5.25%, 6/15/29	5,000	4,463
NSTAR Electric Co. sr. unsec. unsub. notes
2.375%, 10/15/22 (Canada)	75,000	74,883
Oncor Electric Delivery Co., LLC sr. notes
3.75%, 4/1/45	75,000	64,378
Pacific Gas and Electric Co. company guaranty
sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,543
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,191
Pacific Gas and Electric Co. sr. notes
3.30%, 3/15/27	15,000	13,428
Pacific Gas and Electric Co. sr. notes
1.367%, 3/10/23	100,000	98,465
Public Service Electric & Gas Co. sr. notes
Ser. MTN, 5.50%, 3/1/40	25,000	26,733
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%,
perpetual maturity	5,000	4,538
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	36,000	32,603
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	18,000	17,374
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	14,165
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,546
		1,105,623

Total corporate bonds and notes (cost $16,696,591)		$14,981,993

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)*	amount	Value

Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024
x ICE LIBOR USD 1 Month) + 25.79%),
20.465%, 4/15/37	$4,875	$7,605
REMICs IFB Ser. 3072, Class SM, ((-3.667
x ICE LIBOR USD 1 Month) + 23.80%),
18.942%, 11/15/35	6,753	10,264
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR
USD 1 Month) + 19.86%), 15.888%, 3/15/35	14,048	17,840
REMICs IFB Ser. 2990, Class LB, ((-2.556
x ICE LIBOR USD 1 Month) + 16.95%),
13.562%, 6/15/34	3,302	3,566
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.57%),
18.614%, 3/25/36	8,489	10,194
REMICs IFB Ser. 07-53, Class SP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.20%),
18.247%, 6/25/37	7,365	11,637
REMICs Ser. 06-46, Class OC, PO,
zero %, 6/25/36	2,645	2,298

Putnam VT Global Asset Allocation Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	$23,841	$5,051
Ser. 13-14, IO, 3.50%, 12/20/42	64,969	7,451
Ser. 16-H16, Class EI, IO, 2.718%, 6/20/66 W	117,174	5,812
Ser. 15-H26, Class DI, IO, 1.374%, 10/20/65 W	176,353	7,267
		88,985
Commercial mortgage-backed securities (1.5%)
ACRE Commercial Mortgage, Ltd. 144A
FRB Ser. 21-FL4, Class A, 2.442%, 12/18/37
(Cayman Islands)	27,434	27,346
Banc of America Commercial Mortgage Trust
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49 W	14,385	—
BANK
FRB Ser. 17-BNK8, Class B, 4.06%, 11/15/50 W	12,000	11,198
FRB Ser. 19-BN22, Class C, 3.576%, 11/15/62 W	44,000	37,643
Barclays Commercial Mortgage Trust Ser. 19-C3,
Class C, 4.178%, 5/15/52	32,000	29,181
CD Commercial Mortgage Trust FRB Ser. 17-CD6,
Class B, 3.911%, 11/13/50 W	14,000	13,005
CFCRE Commercial Mortgage Trust FRB
Ser. 17-C8, Class B, 4.199%, 6/15/50 W	14,000	13,617
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.252%, 11/10/46 W	11,000	10,733
Ser. 13-GC11, Class B, 3.732%, 4/10/46 W	34,000	33,732
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 06-C5, Class XC, IO, 0.599%, 10/15/49 W	335,312	3
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.456%, 12/10/44 W	29,000	28,681
FRB Ser. 13-CR13, Class C, 5.041%, 11/10/46 W	27,000	26,437
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47 W	75,000	72,654
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	20,089
Ser. 14-CR19, Class B, 4.703%, 8/10/47 W	16,000	15,740
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	73,916
FRB Ser. 14-UBS6, Class C, 4.588%, 12/10/47 W	16,000	15,359
FRB Ser. 16-COR1, Class C, 4.476%, 10/10/49 W	19,000	17,762
3.829%, 2/10/48 W	18,000	17,181
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	28,730	28,680
FRB Ser. 14-CR18, Class XA, IO,
1.148%, 7/15/47 W	80,039	1,256
FRB Ser. 14-CR20, Class XA, IO,
1.131%, 11/10/47 W	256,967	4,579
FRB Ser. 14-CR17, Class XA, IO,
1.114%, 5/10/47 W	350,681	4,732
FRB Ser. 14-UBS6, Class XA, IO,
1.001%, 12/10/47 W	760,372	12,120
FRB Ser. 14-LC17, Class XA, IO,
0.822%, 10/10/47 W	400,499	4,927
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	477,153	—
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	30,000	27,892
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	15,000	14,464
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	44,369
FRB Ser. 20-C19, Class XA, IO,
1.232%, 3/15/53 W	1,042,124	68,971
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.598%, 12/15/49 W	70,000	55,463
FRB Ser. 16-NXSR, Class XA, IO,
0.86%, 12/15/49 W	902,043	22,100

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through
Certificates FRB Ser. K740, Class X1, IO,
0.843%, 9/25/27 W	$382,519	$12,644
GS Mortgage Securities Corp., II 144A Ser. GC10,
Class B, 3.682%, 2/10/46	50,000	49,398
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47 W	14,000	13,564
FRB Ser. 15-GC32, Class B, 4.559%, 7/10/48 W	73,000	70,624
FRB Ser. 15-GC30, Class C, 4.205%, 5/10/50 W	37,000	34,531
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.878%, 8/10/46 W	13,000	12,913
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	17,000	16,866
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.358%, 11/15/45 W	43,000	42,791
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47 W	13,000	12,023
FRB Ser. 13-C12, Class B, 4.232%, 7/15/45 W	12,000	11,867
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	8,101	7,437
FRB Ser. 13-C16, Class C, 5.17%, 12/15/46 W	22,000	21,624
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	216,572	29
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 14-C14, Class C, 5.212%, 2/15/47 W	10,000	9,920
FRB Ser. 15-C24, Class B, 4.482%, 5/15/48 W	10,000	9,788
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	74,710
FRB Ser. 14-C17, Class XA, IO, 1.187%, 8/15/47 W	152,672	2,106
FRB Ser. 15-C26, Class XA, IO,
1.124%, 10/15/48 W	581,073	12,503
FRB Ser. 13-C12, Class XA, IO,
0.729%, 10/15/46 W	408,077	1,887
Morgan Stanley Bank of America Merrill
Lynch Trust 144A FRB Ser. 12-C5, Class E,
4.812%, 8/15/45 W	15,000	14,870
Morgan Stanley Capital I Trust FRB Ser. 18-H3,
Class XA, IO, 0.985%, 7/15/51 W	1,527,813	52,541
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 20-FL4, Class A, 3.774%, 2/25/35	28,575	28,397
Shelter Growth CRE Issuer, Ltd. 144A FRB
Ser. 21-FL3, Class A, 2.404%, 9/15/36
(Cayman Islands)	26,918	26,234
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.186%, 8/10/49 W	17,000	16,996
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45 W	41,000	40,732
FRB Ser. 12-C4, Class XA, IO, 1.687%, 12/10/45 W	90,549	157
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.149%, 1/15/59 W	23,000	22,053
FRB Ser. 13-LC12, Class AS, 4.434%, 7/15/46 W	19,000	18,616
FRB Ser. 13-LC12, Class C, 4.434%, 7/15/46 W	24,000	21,696
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	16,000	14,333
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47 W	23,000	22,263
FRB Ser. 13-C11, Class C, 4.315%, 3/15/45 W	47,000	46,443
Ser. 12-C8, Class B, 4.311%, 8/15/45	38,000	38,251
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,914
Ser. 12-C10, Class AS, 3.241%, 12/15/45	14,000	13,855

20 Putnam VT Global Asset Allocation Fund

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.415%, 3/15/44 W	$24,699	$11,184
FRB Ser. 13-C15, Class D, 4.67%, 8/15/46 W	43,000	25,510
FRB Ser. 12-C10, Class XA, IO,
1.614%, 12/15/45 W	252,524	375
		1,597,475
Residential mortgage-backed securities (non-agency) (2.1%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 2.792%, 5/25/35 W	8,437	8,307
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD
1 Month + 0.38%), 2.004%, 8/25/46	70,254	61,174
(Federal Reserve US 12 Month Cumulative Avg
1 yr CMT + 0.94%), 1.416%	53,654	47,433
Ellington Financial Mortgage Trust 144A
Ser. 20-2, Class A2, 1.486%, 10/25/65 W	36,268	34,277
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month
+ 4.65%), 6.274%, 10/25/28	69,079	71,392
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HRP2, Class M3, (ICE LIBOR USD
1 Month + 2.40%), 4.024%, 2/25/47	110,000	108,157
Seasoned Credit Risk Transfer Trust FRB
Ser. 17-2, Class 2, 4.00%, 8/25/56 W	73,000	72,054
Structured Agency Credit Risk Debt FRN
Ser. 22-DNA5, Class M1A, (US 30 Day Average
SOFR + 2.95%), 3.729%, 6/25/42	20,000	20,000
Structured Agency Credit Risk Debt FRN
Ser. 21-DNA2, Class M2, (US 30 Day Average
SOFR + 2.30%), 3.226%, 8/25/33	111,000	104,927
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-DNA3, Class M1A, (US 30 Day
Average SOFR + 2.00%), 2.926%, 4/25/42	77,174	75,870
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-DNA1, Class M1B, (US 30 Day
Average SOFR + 1.85%), 2.776%, 1/25/42	74,000	66,497
Structured Agency Credit Risk Trust FRB
Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD
1 Month + 1.00%), 2.624%, 2/25/47	109,000	106,293
Structured Agency Credit Risk Debt FRN
Ser. 22-DNA2, Class M1A, (US 30 Day Average
SOFR + 1.30%), 2.226%, 2/25/42	92,506	89,962
Structured Agency Credit Risk Trust REMICs
FRB Ser. 21-HQA3, Class M1, (US 30 Day
Average SOFR + 0.85%), 1.776%, 9/25/41	35,228	33,284
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month
+ 6.95%), 8.574%, 8/25/28	41,802	44,260
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 6.75%), 8.374%, 8/25/28	61,687	65,289
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month
+ 6.00%), 7.624%, 9/25/28	27,350	28,404
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month
+ 5.90%), 7.524%, 10/25/28	7,498	7,742
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 1M2, (ICE LIBOR USD
1 Month + 5.70%), 7.324%, 4/25/28	40,289	42,062

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, (ICE LIBOR USD
1 Month + 5.55%), 7.174%, 4/25/28	$47,657	$49,568
Connecticut Avenue Securities FRB
Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month
+ 5.25%), 6.874%, 10/25/23	5,339	5,502
Connecticut Avenue Securities FRB
Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month
+ 5.00%), 6.624%, 11/25/24	507	513
Connecticut Avenue Securities FRB
Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month
+ 4.90%), 6.524%, 11/25/24	2,393	2,470
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month
+ 4.45%), 6.074%, 1/25/29	80,788	84,180
Connecticut Avenue Securities FRB
Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month
+ 4.35%), 5.974%, 5/25/29	113,106	118,026
Connecticut Avenue Securities FRB
Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 4.30%), 5.924%, 2/25/25	25,346	25,886
Connecticut Avenue Securities FRB
Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month
+ 4.25%), 5.874%, 4/25/29	48,214	50,298
Connecticut Avenue Securities FRB
Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month
+ 4.25%), 5.874%, 1/25/29	81,040	82,900
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 1M2, (ICE LIBOR USD
1 Month + 4.00%), 5.624%, 5/25/25	1,687	1,717
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2M2C, (ICE LIBOR USD
1 Month + 3.65%), 5.274%, 9/25/29	56,000	57,298
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 3.55%), 5.174%, 7/25/29	91,369	93,840
Connecticut Avenue Securities FRB
Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.90%), 4.524%, 7/25/24	2,841	2,847
Connecticut Avenue Securities FRB
Ser. 14-C02, Class 1M2, (ICE LIBOR USD 1 Month
+ 2.60%), 4.224%, 5/25/24	6,009	6,006
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.50%), 4.124%, 5/25/30	32,595	32,521
Connecticut Avenue Securities FRB
Ser. 18-C05, Class 1ED1, (ICE LIBOR USD
1 Month + 0.65%), 2.274%, 1/25/31	26,798	26,329
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2ED1, (ICE LIBOR USD
1 Month + 0.60%), 2.224%, 11/25/29	19,726	19,380
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB
Ser. 21-R02, Class 2M1, (US 30 Day Average
SOFR + 0.90%), 1.826%, 11/25/41	18,530	17,774
Connecticut Avenue Securities Trust FRB
Ser. 21-R01, Class 1M1, (US 30 Day Average
SOFR + 0.75%), 1.676%, 10/25/41	20,488	20,104
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (ICE LIBOR USD 1 Month + 0.80%),
2.424%, 2/25/34	18,330	17,682

Putnam VT Global Asset Allocation Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (3.7%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust FRB
Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month
+ 1.13%), 2.749%, 10/25/33	$35,084	$34,461
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (ICE LIBOR USD 1 Month + 1.05%),
2.674%, 10/25/34	21,915	21,578
RMF Buyout Issuance Trust 144A Ser. 20-HB1,
Class A1, 1.719%, 10/25/50 W	119,973	112,679
Verus Securitization Trust 144A Ser. 20-5,
Class A2, 1.578%, 5/25/65	48,131	45,440
Visio Trust 144A Ser. 20-1, Class A3,
3.521%, 8/25/55 W	117,000	109,948
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD
1 Month + 0.96%), 2.584%, 7/25/45	18,376	16,996
		2,143,327

Total mortgage-backed securities (cost $4,023,825)		$3,829,787

	Principal
COMMODITY LINKED NOTES (1.1%)*†††	amount	Value

Goldman Sachs International 144A notes zero %,
7/24/23 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	$515,000	$460,379
Goldman Sachs International 144A notes zero %,
3/31/23 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	604,000	685,816
Total commodity Linked Notes (cost $1,119,000)		$1,146,195

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (0.5%)*	amount	Value

Cote d’lvoire (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Cote d’lvoire)	$90,907	$78,635
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%,
1/27/25 (Dominican Republic)	130,000	128,700
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)	200,000	205,750
Mexico (Government of) sr. unsec.
bonds 5.55%, 1/21/45 (Mexico)	78,000	71,539
Uruguay (Oriental Republic of)
sr. unsec. unsub. bonds 7.625%,
3/21/36 (Uruguay)	10,000	12,517
Total foreign government and
agency bonds and notes (cost $544,914)		$497,141

	Principal
SENIOR LOANS (0.4%)*c	amount	Value

Adient US, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 3.25%), 4.916%, 4/1/28	$9,900	$9,190
AMC Entertainment Holdings, Inc. bank term
loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.00%), 4.20%, 4/22/26	9,860	8,282
American Airlines, Inc. bank term loan FRN
(ICE LIBOR USD 3 Month + 4.75%),
5.813%, 4/20/28	5,000	4,761
AppleCaramel Buyer, LLC bank term loan FRN
(CME TERM SOFR 3 Month PLUS CSA + 0.00%),
5.275%, 10/19/27	9,850	9,050
Arches Buyer, Inc. bank term loan FRN (ICE LIBOR
USD 3 Month + 3.25%), 4.916%, 12/6/27	9,738	8,862

	Principal
SENIOR LOANS (0.4%)*c cont.	amount	Value

Ascend Learning, LLC bank term loan FRN
(ICE LIBOR USD 1 Month + 5.75%),
7.402%, 11/18/29	$5,000	$4,575
Asurion, LLC bank term loan FRN (ICE LIBOR USD
3 Month + 5.25%), 6.916%, 1/30/29	10,000	8,450
Asurion, LLC bank term loan FRN Ser. B9,
(ICE LIBOR USD 3 Month + 3.25%),
4.916%, 7/31/27	4,950	4,467
Brand Industrial Services, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.25%),
5.406%, 6/21/24	19,768	17,034
Clarios Global LP bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 3.25%),
4.916%, 4/30/26	34,881	32,483
CP Atlas Buyer, Inc. bank term loan FRN
Ser. B1, (ICE LIBOR USD 3 Month + 3.75%),
5.416%, 11/23/27	15,754	13,791
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 6.00%, 6/4/28	14,850	13,922
DIRECTV Financing, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 5.00%),
6.666%, 7/22/27	9,325	8,560
Epicor Software Corp. bank term loan FRN
(ICE LIBOR USD 3 Month + 7.75%),
9.416%, 7/30/28	5,000	4,840
Epicor Software Corp. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.25%),
4.916%, 7/30/27	29,475	27,757
Global Medical Response, Inc. bank term
loan FRN (ICE LIBOR USD 1 Month + 4.25%),
5.25%, 10/2/25	24,625	22,855
Greeneden US Holdings II, LLC bank term
loan FRN (ICE LIBOR USD 3 Month + 4.00%),
5.666%, 12/1/27	9,875	9,416
iHeartCommunications, Inc. bank term loan FRN
(ICE LIBOR USD 3 Month + 3.25%), 4.916%, 5/1/26	8,916	8,281
IRB Holding Corp. bank term loan FRN
(CME TERM SOFR 3 Month PLUS CSA + 3.15%),
4.238%, 12/15/27	4,925	4,613
Klockner-Pentaplast of America, Inc. bank term
loan FRN (ICE LIBOR USD 3 Month + 4.75%),
5.554%, 2/4/26	9,875	8,320
MajorDrive Holdings IV, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 4.00%), 5.625%, 6/1/28	14,838	13,284
One Call Corp. bank term loan FRN Ser. B,
(ICE LIBOR USD 1 Month + 5.50%), 6.25%, 4/22/27	4,913	3,906
PECF USS Intermediate Holding III Corp. bank
term loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 4.25%), 5.916%, 12/17/28	24,875	22,388
PetSmart, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 1/29/28	10,000	9,385
Polaris Newco, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.00%), 5.666%, 6/3/28	9,900	9,122
Proofpoint, Inc. bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 6.25%), 6.75%, 8/31/29	5,000	4,775
Quorum Health Corp. bank term loan FRN
(ICE LIBOR USD 3 Month + 6.50%), 7.50%, 4/29/25	17,522	11,681
Robertshaw Holdings Corp. bank term
loan FRN (ICE LIBOR USD 3 Month + 8.00%),
9.688%, 2/28/26	10,000	6,500

22 Putnam VT Global Asset Allocation Fund

	Principal
SENIOR LOANS (0.4%)*c cont.	amount	Value

Rocket Software, Inc. bank term loan FRN
(ICE LIBOR USD 3 Month + 4.25%),
5.916%, 11/28/25	$4,950	$4,587
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.00%),
5.25%, 10/1/25	7,775	7,340
Terrier Media Buyer, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 3.50%), 5.166%, 12/17/26	34,388	31,609
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.00%), 5.877%, 3/28/25	19,102	17,474
TK Elevator US Newco, Inc. bank term loan FRN
(ICE LIBOR USD 3 Month + 3.50%), 4.019%, 7/31/27	4,950	4,625
UKG, Inc. bank term loan FRN (ICE LIBOR USD
1 Month + 5.25%), 6.212%, 5/3/27	5,000	4,600
United Airlines, Inc. bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 3.75%), 5.392%, 4/21/28	9,875	9,153
Vertiv Group Corp. bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 2.75%), 3.87%, 3/2/27	14,478	13,429
Total senior loans (cost $444,689)		$403,367

	Principal
ASSET-BACKED SECURITIES (0.2%)*	amount	Value

Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month
+ 0.80%), 2.424%, 11/25/53	$15,000	$15,000
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month
+ 0.75%), 2.374%, 4/25/55	32,000	32,000
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month
+ 0.75%), 2.374%, 5/25/55	46,000	45,159
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR
1 Month + 1.25%), 2.755%, 5/29/23	47,000	47,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR
1 Month + 0.93%), 2.435%, 5/25/23	47,000	47,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month
+ 0.75%), 2.383%, 8/8/22	46,000	46,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (ICE LIBOR USD 1 Month + 0.60%),
2.224%, 1/25/46	21,838	21,774
Total asset-backed securities (cost $254,609)		$253,933

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$5,000	$3,378
Nabors Industries, Inc. company guaranty cv. sr.
unsec. notes 0.75%, 1/15/24	15,000	13,650
Transocean, Inc. company guaranty cv. sr. unsec.
sub. notes 0.50%, 1/30/23	7,000	6,672
Total convertible bonds and notes (cost $23,443)		$23,700

		Principal
		amount/
SHORT-TERM INVESTMENTS (6.2%)*		shares	Value

Putnam Short Term Investment Fund
Class P 1.36% L	Shares	4,892,176	$4,892,176
U.S. Treasury Bills 1.132%, 8/4/22 # §		$100,000	99,889
U.S. Treasury Bills 1.132%, 8/2/22 #		100,000	99,898
U.S. Treasury Bills 1.158%, 7/28/22 # §		1,300,000	1,298,949
Total short-term investments (cost $6,390,860)			$6,390,912

Total investments (cost $108,896,681)			$116,472,132

Key to holding’s abbreviations

FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $102,664,742.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

‡‡  Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,243,975 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $176,857 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Putnam VT Global Asset Allocation Fund 23

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $16,140,271 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/22 (aggregate face value $1,697,869) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Canadian Dollar	Buy	7/20/22	$13,207	$13,613	$(406)
	Euro	Buy	9/21/22	296,850	301,541	(4,691)
Citibank, N.A.
	Danish Krone	Sell	9/21/22	65,211	66,666	1,455
HSBC Bank USA, National Association
	Hong Kong Dollar	Buy	8/17/22	47,394	47,415	(21)
JPMorgan Chase Bank N.A.
	Norwegian Krone	Sell	9/21/22	207,044	215,845	8,801
	Singapore Dollar	Sell	8/17/22	159,667	160,179	512
	Swedish Krona	Sell	9/21/22	11,396	11,926	530
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/20/22	26,094	28,914	2,820
	British Pound	Buy	9/21/22	83,754	86,387	(2,633)
	Canadian Dollar	Buy	7/20/22	78	80	(2)
	Swiss Franc	Buy	9/21/22	81,845	81,548	297
NatWest Markets PLC
	Euro	Sell	9/21/22	31,824	32,624	800
	Japanese Yen	Buy	8/17/22	35,195	36,830	(1,635)
State Street Bank and Trust Co.
	Chinese Yuan (Offshore)	Sell	8/17/22	6,497	6,456	(41)
UBS AG
	Australian Dollar	Sell	7/20/22	255,967	283,593	27,626
WestPac Banking Corp.
	Australian Dollar	Sell	7/20/22	272,191	301,592	29,401
	Canadian Dollar	Buy	7/20/22	21,986	22,660	(674)
Unrealized appreciation						72,242
Unrealized (depreciation)						(10,103)
Total						$62,139

* The exchange currency for all contracts listed is the United States Dollar.

24 Putnam VT Global Asset Allocation Fund

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)	contracts	amount	Value	date	(depreciation)
Russell 2000 Index E-Mini (Long)	41	$3,501,380	$3,501,400	Sep-22	$(190,529)
S&P 500 Index E-Mini (Short)	89	16,844,941	16,863,275	Sep-22	313,205
U.S. Treasury Bond 30 yr (Long)	9	1,247,625	1,247,625	Sep-22	(20,387)
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,469,500	2,469,500	Sep-22	(57,724)
U.S. Treasury Note 2 yr (Long)	20	4,200,313	4,200,313	Sep-22	(23,022)
U.S. Treasury Note 5 yr (Long)	45	5,051,250	5,051,250	Sep-22	(50,726)
U.S. Treasury Note 10 yr (Long)	16	1,896,500	1,896,500	Sep-22	(26,285)
Unrealized appreciation					313,205
Unrealized (depreciation)					(368,673)
Total					$(55,468)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/22	Principal	Settlement
(proceeds receivable $4,649,355) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 4.50%, 7/1/52	$1,000,000	7/14/22	$1,003,672
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	1,000,000	8/11/22	983,945
Uniform Mortgage-Backed Securities, 4.00%, 7/1/52	1,000,000	7/14/22	985,781
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	1,000,000	8/11/22	897,578
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	1,000,000	8/11/22	866,702
Total			$4,737,678

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,267,000	$20,778 E	$(6,731)	9/21/24	Secured Overnight Financing	3.40% — Annually	$14,047
				Rate — Annually
3,533,000	22,470 E	7,340	9/21/24	3.40% — Annually	Secured Overnight Financing	(16,305)
					Rate — Annually
92,000	2,035 E	(1,043)	9/21/27	Secured Overnight Financing	3.30% — Annually	992
				Rate — Annually
1,090,000	24,111 E	12,340	9/21/27	3.30% — Annually	Secured Overnight Financing	(11,771)
					Rate — Annually
960,000	31,776 E	(15,142)	9/21/32	Secured Overnight Financing	3.20% — Annually	16,634
				Rate — Annually
748,000	24,759 E	11,768	9/21/32	3.20% — Annually	Secured Overnight Financing	(12,991)
					Rate — Annually
464,000	42,563 E	(27,805)	9/21/52	Secured Overnight Financing	3.10% — Annually	14,759
				Rate — Annually
83,000	206	(3)	7/5/52	Secured Overnight Financing	2.657% — Annually	203
				Rate — Annually
Total		$(19,276)				$5,568

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$3,094,201	$3,094,201	$—	7/30/23	(Secured Overnight	A basket (BCPUDEAL) of	$—
				Financing Rate plus	common stocks — Monthly*
				0.40%) — Monthly
3,091,263	3,091,263	—	6/30/23	Secured Overnight	A basket (BCPUDEAS) of	—
				Financing Rate plus	common stocks — Monthly*
				0.25% — Monthly
Goldman Sachs International
4,041,661	4,070,565	—	12/15/25	(Secured Overnight	A basket (GSGLPWDL) of	28,151
				Financing Rate plus	common stocks — Monthly*
				0.40%) — Monthly
4,048,260	4,089,029	—	12/15/25	Secured Overnight	A basket (GSGLPWDS) of	(44,046)
				Financing Rate minus	common stocks — Monthly*
				0.25% — Monthly

Putnam VT Global Asset Allocation Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,692	$1,703	$ —	12/15/25	(Secured Overnight	Evraz PLC — Monthly	$10
				Financing Rate plus
				0.40%) — Monthly
Upfront premium received		—		Unrealized appreciation		28,161
Upfront premium (paid)		—		Unrealized (depreciation)		(44,046)
Total		$—		Total		$(15,885)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Textron, Inc.	Capital goods	647	$39,501	1.28%
General Dynamics Corp.	Capital goods	177	39,096	1.26%
Gartner, Inc.	Consumer cyclicals	161	39,027	1.26%
Palo Alto Networks, Inc.	Technology	79	38,920	1.26%
Apartment Income REIT Corp.	Financials	932	38,788	1.25%
MGIC Investment Corp.	Financials	3,075	38,750	1.25%
Constellation Energy Corp.	Utilities and power	676	38,716	1.25%
Bio-Rad Laboratories, Inc. Class A	Health care	78	38,674	1.25%
Allison Transmission Holdings, Inc.	Capital goods	1,005	38,651	1.25%
Cadence Design Systems, Inc.	Technology	257	38,522	1.24%
Virtu Financial, Inc. Class A	Financials	1,645	38,511	1.24%
Wintrust Financial Corp.	Financials	480	38,511	1.24%
AbbVie, Inc.	Health care	251	38,506	1.24%
Molina Healthcare, Inc.	Health care	138	38,495	1.24%
Synopsys, Inc.	Technology	127	38,450	1.24%
Pure Storage, Inc. Class A	Technology	1,495	38,437	1.24%
O’Reilly Automotive, Inc.	Consumer cyclicals	61	38,416	1.24%
Unum Group	Financials	1,127	38,345	1.24%
Hologic, Inc.	Health care	551	38,173	1.23%
Ulta Beauty, Inc.	Consumer staples	99	38,140	1.23%
Toll Brothers, Inc.	Consumer cyclicals	852	37,987	1.23%
Manhattan Associates, Inc.	Technology	331	37,941	1.23%
STORE Capital Corp.	Financials	1,452	37,879	1.22%
East West Bancorp, Inc.	Financials	583	37,799	1.22%
American International Group, Inc.	Financials	733	37,454	1.21%
Live Nation Entertainment, Inc.	Consumer cyclicals	452	37,345	1.21%
CF Industries Holdings, Inc.	Basic materials	435	37,310	1.21%
Autonation, Inc.	Consumer cyclicals	332	37,149	1.20%
Procore Technologies, Inc.	Technology	818	37,107	1.20%
Uber Technologies, Inc.	Consumer staples	1,805	36,928	1.19%
penske Automotive Group, Inc.	Consumer cyclicals	352	36,863	1.19%
Monolithic Power Systems, Inc.	Technology	95	36,657	1.18%
ManpowerGroup, Inc.	Consumer staples	480	36,653	1.18%
Boyd Gaming Corp.	Consumer cyclicals	731	36,389	1.18%
ON Semiconductor Corp.	Technology	708	35,639	1.15%
NRG Energy, Inc.	Utilities and power	934	35,638	1.15%
Targa Resources Corp.	Energy	597	35,614	1.15%
RingCentral, Inc. Class A	Technology	681	35,578	1.15%
WestRock Co.	Basic materials	886	35,318	1.14%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	536	35,257	1.14%
Valero Energy Corp.	Energy	332	35,253	1.14%
PVH Corp.	Consumer cyclicals	607	34,513	1.12%
Nordstrom, Inc.	Consumer cyclicals	1,626	34,367	1.11%
Booking Holdings, Inc.	Consumer cyclicals	19	33,493	1.08%

26 Putnam VT Global Asset Allocation Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Johnson Controls International PLC	Capital goods	694	$33,227	1.07%
Travel + Leisure Co.	Consumer cyclicals	841	32,649	1.06%
Albertsons Cos., Inc. Class A	Consumer staples	1,221	32,635	1.05%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	1,100	32,185	1.04%
Apollo Global Management, Inc.	Financials	656	31,817	1.03%
Expedia Group, Inc.	Consumer cyclicals	332	31,519	1.02%
Wix.com, Ltd. (Israel)	Technology	476	31,180	1.01%
Teradata Corp.	Technology	841	31,131	1.01%
Pinterest, Inc. Class A	Technology	1,703	30,928	1.00%

A BASKET (BCPUDEAS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
BWX Technologies, Inc.	Capital goods	725	$39,928	1.29%
Erie Indemnity Co. Class A	Financials	207	39,812	1.29%
NextEra Energy, Inc.	Utilities and power	510	39,534	1.28%
Digital Realty Trust, Inc.	Financials	304	39,529	1.28%
Catalent, Inc.	Health care	365	39,208	1.27%
Liberty Broadband Corp. Class C	Communication services	338	39,103	1.26%
New York Community Bancorp, Inc.	Financials	4,281	39,089	1.26%
Ball Corp.	Capital goods	568	39,029	1.26%
Kemper Corp.	Financials	813	38,935	1.26%
Equifax, Inc.	Consumer cyclicals	213	38,884	1.26%
Domino’s Pizza, Inc.	Consumer staples	100	38,859	1.26%
Berkshire Hathaway, Inc. Class B	Financials	142	38,727	1.25%
Commerce Bancshares, Inc./MO	Financials	590	38,720	1.25%
RPM International, Inc.	Basic materials	489	38,516	1.25%
Tyler Technologies, Inc.	Technology	116	38,464	1.24%
Broadridge Financial Solutions, Inc.	Financials	270	38,429	1.24%
Welltower, Inc.	Financials	466	38,379	1.24%
Air Products & Chemicals, Inc.	Basic materials	160	38,370	1.24%
Becton Dickinson and Co.	Health care	156	38,350	1.24%
Cooper Cos., Inc. (The)	Health care	122	38,225	1.24%
NortonLifeLock, Inc.	Technology	1,739	38,198	1.24%
T Rowe Price Group, Inc.	Financials	336	38,156	1.23%
Stanley Black & Decker, Inc.	Consumer cyclicals	363	38,079	1.23%
Wolfspeed, Inc.	Technology	599	38,005	1.23%
Pool Corp.	Consumer staples	108	37,980	1.23%
Ross Stores, Inc.	Consumer cyclicals	540	37,936	1.23%
Organon & Co.	Health care	1,122	37,870	1.23%
Take-Two Interactive Software, Inc.	Technology	309	37,861	1.22%
TD SYNNEX Corp.	Technology	415	37,812	1.22%
VF Corp.	Consumer cyclicals	854	37,731	1.22%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	1,077	37,594	1.22%
CarMax, Inc.	Consumer cyclicals	415	37,510	1.21%
Texas Instruments, Inc.	Technology	244	37,469	1.21%
Five Below, Inc.	Consumer cyclicals	330	37,439	1.21%
Wynn Resorts, Ltd.	Consumer cyclicals	652	37,156	1.20%
Viasat, Inc.	Communication services	1,193	36,529	1.18%
Ceridian HCM Holding, Inc.	Technology	766	36,045	1.17%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	571	35,972	1.16%
Universal Health Services, Inc. Class B	Health care	346	34,836	1.13%
Paramount Global Class B	Consumer cyclicals	1,406	34,704	1.12%
Pioneer Natural Resources Co.	Energy	155	34,591	1.12%
NCR Corp.	Technology	1,086	33,775	1.09%
Scotts Miracle-Gro Co. (The)	Consumer cyclicals	425	33,598	1.09%

Putnam VT Global Asset Allocation Fund 27

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Shift4 Payments, Inc. Class A	Consumer cyclicals	1,007	$33,304	1.08%
Boston Beer Co., Inc. Class A	Consumer staples	107	32,489	1.05%
New Fortress Energy, Inc.	Energy	818	32,349	1.05%
Polaris, Inc.	Consumer cyclicals	324	32,130	1.04%
Exact Sciences Corp.	Health care	810	31,904	1.03%
Thor Industries, Inc.	Consumer cyclicals	412	30,799	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	2,692	29,939	0.97%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
FactSet Research Systems, Inc.	Consumer cyclicals	76	$29,134	0.72%
Keysight Technologies, Inc.	Technology	196	26,996	0.66%
PepsiCo, Inc.	Consumer staples	161	26,820	0.66%
Weyerhaeuser Co.	Basic materials	801	26,528	0.65%
Eiffage SA (France)	Basic materials	291	26,122	0.64%
Nitto Denko Corp. (Japan)	Basic materials	403	26,023	0.64%
Merck & Co., Inc.	Health care	283	25,779	0.63%
Hershey Co. (The)	Consumer staples	119	25,544	0.63%
Exxon Mobil Corp.	Energy	296	25,337	0.62%
Diageo PLC (United Kingdom)	Consumer staples	589	25,237	0.62%
Moncler SpA (Italy)	Consumer cyclicals	559	23,922	0.59%
ConocoPhillips	Energy	262	23,536	0.58%
Colgate-Palmolive Co.	Consumer staples	293	23,505	0.58%
SEI Investments Co.	Financials	434	23,439	0.58%
GlaxoSmithKline PLC (United Kingdom)	Health care	1,081	23,178	0.57%
Camden Property Trust	Financials	171	23,057	0.57%
Hartford Financial Services Group, Inc. (The)	Financials	349	22,848	0.56%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	1,195	22,840	0.56%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	1,060	22,826	0.56%
Exor NV (Netherlands)	Financials	351	21,833	0.54%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	903	21,344	0.52%
MSCI, Inc.	Technology	52	21,274	0.52%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	1,025	21,188	0.52%
W.R. Berkley Corp.	Financials	310	21,174	0.52%
Agilent Technologies, Inc.	Technology	177	20,990	0.52%
Toppan, Inc. (Japan)	Consumer cyclicals	1,244	20,757	0.51%
Lockheed Martin Corp.	Capital goods	47	20,330	0.50%
Rheinmetall AG (Germany)	Capital goods	88	20,256	0.50%
Baloise Holding AG (Switzerland)	Financials	124	20,138	0.49%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	3,163	19,890	0.49%
Marubeni Corp. (Japan)	Conglomerates	2,161	19,467	0.48%
Repsol SA (Spain)	Energy	1,319	19,376	0.48%
KDDI Corp. (Japan)	Communication services	608	19,202	0.47%
Telefonica SA (Spain)	Communication services	3,719	18,903	0.46%
WH Group, Ltd. (Hong Kong)	Consumer staples	24,469	18,897	0.46%
Avery Dennison Corp.	Basic materials	116	18,763	0.46%
AT&T, Inc.	Communication services	892	18,693	0.46%
Fortive Corp.	Capital goods	334	18,149	0.45%
Airbnb, Inc. Class A	Consumer staples	203	18,057	0.44%
Cummins, Inc.	Capital goods	91	17,675	0.43%
Synopsys, Inc.	Technology	58	17,490	0.43%
Pentair PLC	Capital goods	381	17,441	0.43%
Accenture PLC Class A	Technology	62	17,318	0.43%
Edenred (France)	Consumer cyclicals	367	17,245	0.42%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,096	17,242	0.42%

28 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Chevron Corp.	Energy	119	$17,207	0.42%
Qualcomm, Inc.	Technology	134	17,139	0.42%
American Financial Group, Inc.	Financials	123	17,054	0.42%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	32	16,971	0.42%
Cadence Design Systems, Inc.	Technology	113	16,945	0.42%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Rollins, Inc.	Consumer cyclicals	826	$28,855	0.71%
Moody’s Corp.	Consumer cyclicals	103	28,079	0.69%
Realty Income Corp.	Financials	408	27,826	0.68%
Cooper Cos., Inc. (The)	Health care	88	27,666	0.68%
Visa, Inc. Class A	Financials	138	27,248	0.67%
Broadridge Financial Solutions, Inc.	Financials	189	26,924	0.66%
Allianz SE (Germany)	Financials	138	26,260	0.64%
Alexandria Real Estate Equities, Inc.	Financials	180	26,101	0.64%
AXA SA (France)	Financials	1,125	25,544	0.62%
Prudential Financial, Inc.	Financials	263	25,176	0.62%
Welltower, Inc.	Financials	294	24,239	0.59%
Air Liquide SA (France)	Basic materials	173	23,273	0.57%
Toyota Motor Corp. (Japan)	Consumer cyclicals	1,495	23,133	0.57%
Heineken NV (Netherlands)	Consumer staples	252	23,017	0.56%
Ingersoll Rand, Inc.	Capital goods	547	23,014	0.56%
VF Corp.	Consumer cyclicals	520	22,948	0.56%
S&P Global, Inc.	Consumer cyclicals	67	22,520	0.55%
STERIS PLC	Health care	109	22,464	0.55%
Enbridge, Inc. (Canada)	Utilities and power	512	21,626	0.53%
Orange SA (France)	Communication services	1,810	21,286	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,198	20,777	0.51%
SoftBank Corp. (Japan)	Communication services	1,862	20,675	0.51%
Berkshire Hathaway, Inc. Class B	Financials	75	20,461	0.50%
Assicurazioni Generali SpA (Italy)	Financials	1,278	20,394	0.50%
Tower Semiconductor, Ltd. (Israel)	Technology	441	20,387	0.50%
Digital Realty Trust, Inc.	Financials	155	20,064	0.49%
Atmos Energy Corp.	Utilities and power	178	19,966	0.49%
REA Group, Ltd. (Australia)	Technology	255	19,657	0.48%
Pioneer Natural Resources Co.	Energy	87	19,331	0.47%
Molson Coors Beverage Co. Class B	Consumer staples	354	19,286	0.47%
Bouygues SA (France)	Conglomerates	626	19,262	0.47%
BHP Group, Ltd. (ASE Exchange) (Australia)	Basic materials	669	19,062	0.47%
Henderson Land Development Co., Ltd. (Hong Kong)	Financials	5,085	19,053	0.47%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	672	18,900	0.46%
Equifax, Inc.	Consumer cyclicals	103	18,888	0.46%
Catalent, Inc.	Health care	175	18,732	0.46%
Elanco Animal Health, Inc.	Health care	946	18,567	0.45%
TransCanada Corp. (Canada)	Energy	358	18,522	0.45%
Otsuka Holdings Company, Ltd. (Japan)	Health care	521	18,515	0.45%
Hess Corp.	Energy	175	18,507	0.45%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	573	18,493	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	822	18,361	0.45%
Naturgy Energy Group SA (Spain)	Utilities and power	636	18,321	0.45%
BNP Paribas SA (France)	Financials	375	17,841	0.44%
J Sainsbury PLC (United Kingdom)	Consumer staples	7,168	17,800	0.44%
T Rowe Price Group, Inc.	Financials	155	17,643	0.43%
Enel SpA (Italy)	Utilities and power	3,214	17,582	0.43%

Putnam VT Global Asset Allocation Fund 29

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Kubota Corp. (Japan)	Capital goods	1,174	$17,534	0.43%
CGI Group, Inc. Class A (Canada)	Technology	217	17,293	0.42%
Saputo, Inc. (Canada)	Consumer staples	791	17,242	0.42%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	B+/P	$273	$3,593	$799	5/11/63	300 bp — Monthly	$(524)
CMBX NA BBB–.6 Index	B+/P	482	7,185	1,599	5/11/63	300 bp — Monthly	(1,113)
CMBX NA BBB–.6 Index	B+/P	926	13,473	2,998	5/11/63	300 bp — Monthly	(2,065)
CMBX NA BBB–.6 Index	B+/P	912	14,371	3,197	5/11/63	300 bp — Monthly	(2,278)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	120	800	79	5/11/63	200 bp — Monthly	41
CMBX NA A.6 Index	BBB+/P	2,194	14,400	1,417	5/11/63	200 bp — Monthly	782
CMBX NA A.6 Index	BBB+/P	3,215	21,600	2,125	5/11/63	200 bp — Monthly	1,097
CMBX NA A.6 Index	BBB+/P	5,330	36,000	3,542	5/11/63	200 bp — Monthly	1,800
CMBX NA BB.11 Index	BB–/P	1,130	2,000	392	11/18/54	500 bp — Monthly	740
CMBX NA BB.14 Index	BB/P	439	4,000	858	12/16/72	500 bp — Monthly	(416)
CMBX NA BB.6 Index	CCC+/P	2,008	12,877	5,003	5/11/63	500 bp — Monthly	(2,984)
CMBX NA BB.7 Index	B/P	975	19,000	5,995	1/17/47	500 bp — Monthly	(4,330)
CMBX NA BB.9 Index	B/P	817	4,000	1,171	9/17/58	500 bp — Monthly	(351)
CMBX NA BBB–.10 Index	BB+/P	372	3,000	523	11/17/59	300 bp — Monthly	(149)
CMBX NA BBB–.10 Index	BB+/P	545	5,000	872	11/17/59	300 bp — Monthly	(324)
CMBX NA BBB–.10 Index	BB+/P	620	5,000	872	11/17/59	300 bp — Monthly	(249)
CMBX NA BBB–.11 Index	BBB–/P	63	1,000	161	11/18/54	300 bp — Monthly	(98)
CMBX NA BBB–.12 Index	BBB–/P	118	2,000	360	8/17/61	300 bp — Monthly	(241)
Credit Suisse International
CMBX NA A.7 Index	BBB+/P	37	1,000	53	1/17/47	200 bp — Monthly	(16)
CMBX NA A.7 Index	BBB+/P	291	7,000	371	1/17/47	200 bp — Monthly	(77)
CMBX NA BB.7 Index	B/P	401	3,000	947	1/17/47	500 bp — Monthly	(543)
CMBX NA BBB–.6 Index	B+/P	2,443	23,353	5,196	5/11/63	300 bp — Monthly	(2,741)
CMBX NA BBB–.7 Index	BB–/P	237	3,000	561	1/17/47	300 bp — Monthly	(322)
CMBX NA BBB–.7 Index	BB–/P	1,379	21,000	3,925	1/17/47	300 bp — Monthly	(2,535)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(5)	1,000	61	12/16/72	200 bp — Monthly	(66)
CMBX NA BBB–.6 Index	B+/P	1,353	16,167	3,597	5/11/63	300 bp — Monthly	(2,236)
CMBX NA BBB–.7 Index	BB–/P	887	12,000	2,243	1/17/47	300 bp — Monthly	(1,350)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	242	3,000	183	12/16/72	200 bp — Monthly	60
CMBX NA A.14 Index	A-/P	(12)	2,000	128	12/16/72	200 bp — Monthly	(139)
CMBX NA A.14 Index	A-/P	(33)	5,000	320	12/16/72	200 bp — Monthly	(351)
CMBX NA BB.6 Index	CCC+/P	3,089	5,519	2,144	5/11/63	500 bp — Monthly	949
CMBX NA BBB–.12 Index	BBB–/P	120	1,000	180	8/17/61	300 bp — Monthly	(59)
CMBX NA BBB–.13 Index	BBB–/P	132	1,000	199	12/16/72	300 bp — Monthly	(67)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(8)	1,000	61	12/16/72	200 bp — Monthly	(69)
CMBX NA A.14 Index	A-/P	13	1,000	64	12/16/72	200 bp — Monthly	(51)
CMBX NA A.14 Index	A-/P	(11)	1,000	64	12/16/72	200 bp — Monthly	(75)
CMBX NA A.14 Index	A-/P	(13)	1,000	64	12/16/72	200 bp — Monthly	(76)
CMBX NA A.14 Index	A-/P	(12)	2,000	128	12/16/72	200 bp — Monthly	(139)
CMBX NA A.14 Index	A-/P	(30)	2,000	128	12/16/72	200 bp — Monthly	(157)
CMBX NA A.14 Index	A-/P	(31)	2,000	128	12/16/72	200 bp — Monthly	(158)
CMBX NA A.14 Index	A-/P	(31)	2,000	128	12/16/72	200 bp — Monthly	(158)
CMBX NA A.14 Index	A-/P	(42)	3,000	192	12/16/72	200 bp — Monthly	(233)

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.6 Index	CCC+/P	$737	$2,759	$1,072	5/11/63	500 bp — Monthly	$(333)
CMBX NA BB.6 Index	CCC+/P	1,478	5,519	2,144	5/11/63	500 bp — Monthly	(661)
CMBX NA BBB–.12 Index	BBB–/P	59	1,000	180	8/17/61	300 bp — Monthly	(121)
CMBX NA BBB–.12 Index	BBB–/P	215	5,000	900	8/17/61	300 bp — Monthly	(683)
Upfront premium received		33,652	Unrealized appreciation				5,469
Upfront premium (paid)		(228)	Unrealized (depreciation)				(28,538)
Total		$33,424	Total				$(23,069)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(82)	$800	$79	5/11/63	(200 bp) — Monthly	$(4)
CMBX NA BB.10 Index	(1,785)	7,000	2,277	11/17/59	(500 bp) — Monthly	486
CMBX NA BB.10 Index	(1,688)	7,000	2,277	11/17/59	(500 bp) — Monthly	584
CMBX NA BB.10 Index	(209)	2,000	651	11/17/59	(500 bp) — Monthly	440
CMBX NA BB.10 Index	(219)	2,000	651	11/17/59	(500 bp) — Monthly	430
CMBX NA BB.8 Index	(248)	1,933	718	10/17/57	(500 bp) — Monthly	468
CMBX NA BB.9 Index	(81)	2,000	585	9/17/58	(500 bp) — Monthly	503
CMBX NA BB.9 Index	(103)	1,000	293	9/17/58	(500 bp) — Monthly	189
CMBX NA BBB–.10 Index	(437)	2,000	349	11/17/59	(300 bp) — Monthly	(89)
CMBX NA BBB–.12 Index	(60)	1,000	180	8/17/61	(300 bp) — Monthly	119
CMBX NA BBB–.12 Index	(352)	1,000	180	8/17/61	(300 bp) — Monthly	(173)
CMBX NA BBB–.6 Index	(700)	9,880	2,198	5/11/63	(300 bp) — Monthly	1,493
CMBX NA BBB–.6 Index	(2,545)	7,185	1,599	5/11/63	(300 bp) — Monthly	(950)
CMBX NA BBB–.6 Index	(849)	2,695	600	5/11/63	(300 bp) — Monthly	(251)
CMBX NA BBB–.6 Index	(556)	1,796	400	5/11/63	(300 bp) — Monthly	(157)
CMBX NA BBB–.6 Index	(248)	898	200	5/11/63	(300 bp) — Monthly	(49)
CMBX NA BBB–.8 Index	(833)	6,000	1,036	10/17/57	(300 bp) — Monthly	201
CMBX NA BBB–.8 Index	(416)	3,000	518	10/17/57	(300 bp) — Monthly	100
CMBX NA BBB–.8 Index	(317)	2,000	345	10/17/57	(300 bp) — Monthly	27
CMBX NA BBB–.8 Index	(286)	2,000	345	10/17/57	(300 bp) — Monthly	58
CMBX NA BBB–.8 Index	(266)	2,000	345	10/17/57	(300 bp) — Monthly	78
CMBX NA BBB–.8 Index	(313)	2,000	345	10/17/57	(300 bp) — Monthly	32
CMBX NA BBB–.8 Index	(316)	2,000	345	10/17/57	(300 bp) — Monthly	28
CMBX NA BBB–.8 Index	(157)	1,000	173	10/17/57	(300 bp) — Monthly	16
Credit Suisse International
CMBX NA BB.10 Index	(476)	4,000	1,301	11/17/59	(500 bp) — Monthly	822
CMBX NA BB.10 Index	(534)	4,000	1,301	11/17/59	(500 bp) — Monthly	764
CMBX NA BB.10 Index	(249)	2,000	651	11/17/59	(500 bp) — Monthly	400
CMBX NA BB.7 Index	(512)	26,674	10,363	5/11/63	(500 bp) — Monthly	9,829
CMBX NA BB.7 Index	(1,291)	7,000	2,209	1/17/47	(500 bp) — Monthly	911
CMBX NA BB.7 Index	(1,151)	7,000	2,209	1/17/47	(500 bp) — Monthly	1,051
Goldman Sachs International
CMBX NA A.6 Index	(667)	6,400	630	5/11/63	(200 bp) — Monthly	(39)
CMBX NA A.6 Index	(578)	5,600	551	5/11/63	(200 bp) — Monthly	(28)
CMBX NA A.6 Index	(578)	5,600	551	5/11/63	(200 bp) — Monthly	(28)
CMBX NA A.6 Index	(523)	4,800	472	5/11/63	(200 bp) — Monthly	(53)

Putnam VT Global Asset Allocation Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	$(430)	$4,000	$394	5/11/63	(200 bp) — Monthly	$(38)
CMBX NA A.6 Index	(327)	3,200	315	5/11/63	(200 bp) — Monthly	(13)
CMBX NA A.6 Index	(236)	2,400	236	5/11/63	(200 bp) — Monthly	(1)
CMBX NA BB.7 Index	(819)	5,000	1,578	1/17/47	(500 bp) — Monthly	754
CMBX NA BB.7 Index	(1,015)	5,000	1,578	1/17/47	(500 bp) — Monthly	558
CMBX NA BB.8 Index	(737)	1,933	718	10/17/57	(500 bp) — Monthly	(21)
CMBX NA BB.8 Index	(720)	1,933	718	10/17/57	(500 bp) — Monthly	(4)
CMBX NA BB.8 Index	(340)	966	359	10/17/57	(500 bp) — Monthly	18
CMBX NA BBB–.10 Index	(1,312)	6,000	1,046	11/17/59	(300 bp) — Monthly	(270)
CMBX NA BBB–.10 Index	(624)	4,000	697	11/17/59	(300 bp) — Monthly	71
CMBX NA BBB–.12 Index	(780)	4,000	720	8/17/61	(300 bp) — Monthly	(62)
CMBX NA BBB–.6 Index	(3,543)	11,676	2,598	5/11/63	(300 bp) — Monthly	(950)
CMBX NA BBB–.6 Index	(50)	898	200	5/11/63	(300 bp) — Monthly	149
CMBX NA BBB–.8 Index	(129)	1,000	173	10/17/57	(300 bp) — Monthly	43
JPMorgan Securities LLC
CMBX NA A.6 Index	(244)	2,400	236	5/11/63	(200 bp) — Monthly	(9)
CMBX NA A.6 Index	(243)	2,400	236	5/11/63	(200 bp) — Monthly	(7)
CMBX NA A.7 Index	(169)	8,000	424	1/17/47	(200 bp) — Monthly	253
CMBX NA BBB–.10 Index	(3,405)	27,000	4,706	11/17/59	(300 bp) — Monthly	1,288
CMBX NA BBB–.11 Index	(110)	1,000	161	11/18/54	(300 bp) — Monthly	50
CMBX NA BBB–.6 Index	(10,704)	43,113	9,592	5/11/63	(300 bp) — Monthly	(1,134)
CMBX NA BBB–.7 Index	(6,573)	28,000	5,233	1/17/47	(300 bp) — Monthly	(1,354)
CMBX NA BBB–.8 Index	(139)	1,000	173	10/17/57	(300 bp) — Monthly	33
Merrill Lynch International
CMBX NA BB.10 Index	(228)	4,000	1,301	11/17/59	(500 bp) — Monthly	1,070
CMBX NA BB.11 Index	(494)	1,000	196	11/18/54	(500 bp) — Monthly	(299)
CMBX NA BBB–.7 Index	(328)	4,000	748	1/17/47	(300 bp) — Monthly	418
CMBX NA BBB–.9 Index	(185)	1,000	171	9/17/58	(300 bp) — Monthly	(14)
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(1,259)	10,400	1,023	5/11/63	(200 bp) — Monthly	(240)
CMBX NA A.6 Index	(980)	9,600	945	5/11/63	(200 bp) — Monthly	(39)
CMBX NA A.6 Index	(514)	4,800	472	5/11/63	(200 bp) — Monthly	(43)
CMBX NA A.6 Index	(574)	4,800	472	5/11/63	(200 bp) — Monthly	(103)
CMBX NA A.6 Index	(483)	4,000	394	5/11/63	(200 bp) — Monthly	(91)
CMBX NA A.6 Index	(168)	1,600	157	5/11/63	(200 bp) — Monthly	(11)
CMBX NA BB.10 Index	(210)	2,000	651	11/17/59	(500 bp) — Monthly	439
CMBX NA BB.10 Index	(470)	2,000	651	11/17/59	(500 bp) — Monthly	179
CMBX NA BB.10 Index	(304)	1,000	325	11/17/59	(500 bp) — Monthly	21
CMBX NA BB.7 Index	(193)	1,000	316	1/17/47	(500 bp) — Monthly	122
CMBX NA BB.9 Index	(61)	1,000	293	9/17/58	(500 bp) — Monthly	231
CMBX NA BBB–.10 Index	(6,792)	39,000	6,798	11/17/59	(300 bp) — Monthly	(14)
CMBX NA BBB–.10 Index	(859)	6,000	1,046	11/17/59	(300 bp) — Monthly	184
CMBX NA BBB–.10 Index	(970)	6,000	1,046	11/17/59	(300 bp) — Monthly	73
CMBX NA BBB–.10 Index	(260)	3,000	523	11/17/59	(300 bp) — Monthly	262
CMBX NA BBB–.10 Index	(240)	2,000	349	11/17/59	(300 bp) — Monthly	108
CMBX NA BBB–.10 Index	(218)	1,000	174	11/17/59	(300 bp) — Monthly	(44)
CMBX NA BBB–.13 Index	(62)	1,000	199	12/16/72	(300 bp) — Monthly	137
CMBX NA BBB–.7 Index	(408)	4,000	748	1/17/47	(300 bp) — Monthly	338
CMBX NA BBB–.8 Index	(286)	2,000	345	10/17/57	(300 bp) — Monthly	58
CMBX NA BBB–.8 Index	(254)	2,000	345	10/17/57	(300 bp) — Monthly	91
CMBX NA BBB–.8 Index	(254)	2,000	345	10/17/57	(300 bp) — Monthly	90
CMBX NA BBB–.8 Index	(156)	1,000	173	10/17/57	(300 bp) — Monthly	16
CMBX NA BBB–.8 Index	(155)	1,000	173	10/17/57	(300 bp) — Monthly	17

32 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/22 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.8 Index	$(157)	$1,000	$173	10/17/57	(300 bp) — Monthly	$15
CMBX NA BBB–.8 Index	(136)	1,000	173	10/17/57	(300 bp) — Monthly	37
CMBX NA BBB–.8 Index	(136)	1,000	173	10/17/57	(300 bp) — Monthly	36
Upfront premium received	—		Unrealized appreciation			26,188
Upfront premium (paid)	(70,068)		Unrealized (depreciation)			(6,582)
Total	$(70,068)		Total			$19,606

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/22 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
CDX NA HY Series 38 Index	B+/P	$(24,033)	$444,510	$12,846	6/20/27	500 bp —	$(36,262)
						Quarterly
CDX NA IG Series 38 Index	BBB+/P	(42,762)	3,000,000	780	6/20/27	100 bp —	(42,708)
						Quarterly
Total		$(66,795)					$(78,970)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2022. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund 33

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,794,706	$—	$—
Capital goods	3,926,711	—	—
Communication services	1,820,824	—	—
Conglomerates	553,089	—	—
Consumer cyclicals	8,944,180	—	—
Consumer staples	5,708,404	—	—
Energy	3,152,737	—	—
Financials	10,466,238	—	—
Government	17,978	—	—
Health care	10,197,830	—	—
Technology	20,682,530	—	—
Transportation	871,547	—	—
Utilities and power	2,194,305	2,404	—
Total common stocks	71,331,079	2,404	—
Asset-backed securities	—	253,933	—
Commodity linked notes	—	1,146,195	—
Convertible bonds and notes	—	23,700	—
Corporate bonds and notes	—	14,981,993	—
Foreign government and agency bonds and notes	—	497,141	—
Mortgage-backed securities	—	3,829,787	—
Senior loans	—	403,367	—
U.S. government and agency mortgage obligations	—	17,611,621	—
Short-term investments	—	6,390,912	—
Totals by level	$71,331,079	$45,141,053	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$62,139	$—
Futures contracts	(55,468)	—	—
TBA sale commitments	—	(4,737,678)	—
Interest rate swap contracts	—	24,844	—
Total return swap contracts	—	(15,885)	—
Credit default contracts	—	21,006	—
Totals by level	$(55,468)	$(4,645,574)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/22 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $104,004,505)	$111,579,956
Affiliated issuers (identified cost $4,892,176) (Note 5)	4,892,176
Cash	42,640
Foreign currency (cost $10,910) (Note 1)	10,641
Dividends, interest and other receivables	369,714
Foreign tax reclaim	46,794
Receivable for shares of the fund sold	4,287
Receivable for investments sold	515,639
Receivable for sales of TBA securities (Note 1)	13,661,694
Receivable for variation margin on futures contracts (Note 1)	269,914
Receivable for variation margin on centrally cleared swap contracts (Note 1)	9,318
Unrealized appreciation on forward currency contracts (Note 1)	72,242
Unrealized appreciation on OTC swap contracts (Note 1)	59,818
Premium paid on OTC swap contracts (Note 1)	70,296
Total assets	131,605,129

Liabilities
Payable for investments purchased	1,110,056
Payable for purchases of TBA securities (Note 1)	22,521,540
Payable for shares of the fund repurchased	129,017
Payable for compensation of Manager (Note 2)	50,948
Payable for custodian fees (Note 2)	33,654
Payable for investor servicing fees (Note 2)	12,535
Payable for Trustee compensation and expenses (Note 2)	91,284
Payable for administrative services (Note 2)	400
Payable for distribution fees (Note 2)	6,971
Payable for variation margin on futures contracts (Note 1)	27,470
Payable for variation margin on centrally cleared swap contracts (Note 1)	10,507
Unrealized depreciation on OTC swap contracts (Note 1)	79,166
Premium received on OTC swap contracts (Note 1)	33,652
Unrealized depreciation on forward currency contracts (Note 1)	10,103
TBA sale commitments, at value (proceeds receivable $4,649,355) (Note 1)	4,737,678
Other accrued expenses	85,406
Total liabilities	28,940,387

Net assets	$102,664,742

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$93,147,456
Total distributable earnings (Note 1)	9,517,286
Total — Representing net assets applicable to capital shares outstanding	$102,664,742

Computation of net asset value Class IA
Net assets	$69,623,521
Number of shares outstanding	4,623,278
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.06

Computation of net asset value Class IB
Net assets	$33,041,221
Number of shares outstanding	2,155,542
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.33

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of operations
Six months ended 6/30/22 (Unaudited)

Investment income
Dividends (net of foreign tax of $28,697)	$850,356
Interest (net of foreign tax of $156) (including interest income of $6,314 from investments in affiliated issuers) (Note 5)	519,216
Securities lending (net of expenses) (Notes 1 and 5)	327
Total investment income	1,369,899

Expenses
Compensation of Manager (Note 2)	337,973
Investor servicing fees (Note 2)	40,755
Custodian fees (Note 2)	38,149
Trustee compensation and expenses (Note 2)	2,493
Distribution fees (Note 2)	46,050
Administrative services (Note 2)	1,187
Auditing and tax fees	58,308
Other	35,254
Fees waived and reimbursed by Manager (Note 2)	(19,600)
Total expenses	540,569

Expense reduction (Note 2)	(16)
Net expenses	540,553

Net investment income	829,346

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,032,496
Foreign currency transactions (Note 1)	(4,525)
Forward currency contracts (Note 1)	(12,892)
Futures contracts (Note 1)	1,406,162
Swap contracts (Note 1)	(893,642)
Written options (Note 1)	213,476
Total net realized gain	1,741,075
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(24,112,048)
Assets and liabilities in foreign currencies	(3,876)
Forward currency contracts	54,283
Futures contracts	237,421
Swap contracts	232,580
Total change in net unrealized depreciation	(23,591,640)

Net loss on investments	(21,850,565)

Net decrease in net assets resulting from operations	$(21,021,219)

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/22*	12/31/21
Increase (decrease) in net assets
Operations:
Net investment income	$829,346	$1,365,068
Net realized gain on investments and foreign currency transactions	1,741,075	11,054,016
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(23,591,640)	4,624,513
Net increase (decrease) in net assets resulting from operations	(21,021,219)	17,043,597
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,233,752)	(829,820)
Class IB	(469,667)	(277,928)
Net realized short-term gain on investments
Class IA	(2,778,099)	(1,321,221)
Class IB	(1,287,087)	(582,424)
From net realized long-term gain on investments
Class IA	(4,244,798)	(1,005,982)
Class IB	(1,966,604)	(443,459)
Increase (decrease) from capital share transactions (Note 4)	5,592,624	(8,671,578)
Total increase (decrease) in net assets	(27,408,602)	3,911,185
Net assets:
Beginning of period	130,073,344	126,162,159
End of period	$102,664,742	$130,073,344

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/22 †	$20.05	.13	(3.20)	(3.07)	(.29)	(1.63)	(1.92)	—	$15.06	(16.54)*	$69,624	.43*[f]	.75*[f]	236*
12/31/21	18.21	.22	2.30	2.52	(.18)	(.50)	(.68)	—	20.05	14.25	89,120.84		1.13	306
12/31/20	16.95	.22	1.72	1.94	(.36)	(.32)	(.68)	—	18.21	12.58	87,732.86		1.32	320
12/31/19	15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	—	16.95	17.42	88,722	.86[f]	1.98[f]	164
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	15.17	(7.02)	86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[g]	18.14	15.67	104,826.86		1.87	208
Class IB
6/30/22†	$20.34	.11	(3.25)	(3.14)	(.24)	(1.63)	(1.87)	—	$15.33	(16.63)*	$33,041	.55*[f]	.63*[f]	236*
12/31/21	18.47	.17	2.34	2.51	(.14)	(.50)	(.64)	—	20.34	13.95	40,953	1.09	.88	306
12/31/20	17.17	.18	1.75	1.93	(.31)	(.32)	(.63)	—	18.47	12.31	38,431	1.11	1.06	320
12/31/19	15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	—	17.17	17.13	36,773	1.11[f]	1.72[f]	164
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	15.35	(7.26)	36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[g]	18.33	15.34	46,701	1.11	1.61	208

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
June 30, 2022	0.02%
December 31, 2019	0.01

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Notes to financial statements 6/30/22 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through June 30, 2022.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Putnam VT Global Asset Allocation Fund 39

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to equitize cash and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any

40 Putnam VT Global Asset Allocation Fund

change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Putnam VT Global Asset Allocation Fund 41

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $28,828 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $104,553,500, resulting in gross unrealized appreciation and depreciation of $16,559,767 and $9,342,177, respectively, or net unrealized appreciation of $7,217,590.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.291% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment

42 Putnam VT Global Asset Allocation Fund

management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $19,600 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed income portion of the fund managed by PIL (prior to July 1, 2022, the annual rate was 0.35% of the average net assets of the portion of the fund managed by PIL).

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed income portion of the fund’s assets for which PAC is engaged as sub-advisor (prior to July 1, 2022, the annual rate was 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$27,748
Class IB	13,007
Total	$40,755

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $16 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $89, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$279,366,074	$279,007,227
U.S. government securities
(Long-term)	—	—
Total	$279,366,074	$279,007,227

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/22		Year ended 12/31/21		Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,221	$266,971	49,948	$969,656	68,575	$1,226,651	123,789	$2,411,525
Shares issued in connection with
reinvestment of distributions	479,480	8,256,649	174,614	3,157,023	212,278	3,723,358	70,975	1,303,811
	494,701	8,523,620	224,562	4,126,679	280,853	4,950,009	194,764	3,715,336
Shares repurchased	(317,260)	(5,484,227)	(597,137)	(11,388,139)	(138,877)	(2,396,778)	(262,182)	(5,125,454)
Net increase (decrease)	177,441	$3,039,393	(372,575)	$(7,261,460)	141,976	$2,553,231	(67,418)	$(1,410,118)

Putnam VT Global Asset Allocation Fund 43

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	6/30/22
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$1,294,875	$1,294,875	$148	$—
Putnam Short Term Investment
Fund**	4,966,168	10,111,606	10,185,598	6,314	4,892,176
Total Short-term investments	$4,966,168	$11,406,481	$11,480,473	$6,462	$4,892,176

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased futures contract option contracts (contract amount)	$—*
Written futures contract option contracts (contract amount)	$—*
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$13,900,000
Centrally cleared interest rate swap contracts (notional)	$11,000,000
OTC total return swap contracts (notional)	$11,600,000
Centrally cleared total return swap contracts (notional)	$3,700,000
OTC credit default contracts (notional)	$740,000
Centrally cleared credit default contracts (notional)	$3,800,000

*For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

44 Putnam VT Global Asset Allocation Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$89,728*	Unrealized depreciation	$68,722*
Foreign exchange contracts	Receivables	72,242	Payables	10,103
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	341,366*	Unrealized depreciation	234,575*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	97,359*	Unrealized depreciation	250,659*
Total		$600,695		$564,059

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(82,423)	$(82,423)
Foreign exchange contracts	—	—	(12,892)	—	$(12,892)
Equity contracts	141,869	2,181,304	—	(29,964)	$2,293,209
Interest rate contracts	—	(775,142)	—	(781,255)	$(1,556,397)
Total	$141,869	$1,406,162	$(12,892)	$(893,642)	$641,497

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$(62,240)	$(62,240)
Foreign exchange contracts	—	54,283	—	$54,283
Equity contracts	448,681	—	(8,204)	$440,477
Interest rate contracts	(211,260)	—	303,024	$91,764
Total	$237,421	$54,283	$232,580	$524,284

Putnam VT Global Asset Allocation Fund 45

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$9,318	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$9,318
OTC Total return swap
contracts*#	—	—	—	—	—	—	28,161	—	—	—	—	—	—	—	—	—	28,161
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	16,645	17,990	13,494	—	—	20,707	2,410	18,428	—	—	—	—	89,674
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	158,086	—	—	—	—	—	—	111,828	—	—	—	—	—	—	269,914
Forward currency contracts#	—	—	—	1,455	—	—	—	—	9,843	—	—	3,117	800	—	27,626	29,401	72,242
Total Assets	$—	$9,318	$158,086	$1,455	$16,645	$17,990	$41,655	$—	$9,843	$132,535	$2,410	$21,545	$800	$—	$27,626	$29,401	$469,309
Liabilities:								—
Centrally cleared interest rate
swap contracts§	—	8,418	—	—	—	—	—	—	—	—	—	—	—	—	—	—	8,418
OTC Total return swap
contracts*#	—	—	—	—	—	—	44,046	—	—	—	—	—	—	—	—	—	44,046
OTC Credit default contracts —
protection sold*#	8,573	—	—	—	22,628	11,022	5,887	—	—	3,145	—	5,238	—	—	—	—	56,493
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	2,089	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,089
Futures contracts§	—	—	27,470	—	—	—	—	—	—	—	—	—	—	—	—	—	27,470
Forward currency contracts#	5,097	—	—	—	—	—	—	21	—	—	—	2,635	1,635	41	—	674	10,103
Total Liabilities	$13,670	$10,507	$27,470	$—	$22,628	$11,022	$49,933	$21	$—	$3,145	$—	$7,873	$1,635	$41	$—	$674	$148,619
Total Financial and Derivative
Net Assets	$(13,670)	$(1,189)	$130,616	$1,455	$(5,983)	$6,968	$(8,278)	$(21)	$9,843	$129,390	$2,410	$13,672	$(835)	$(41)	$27,626	$28,727	$320,690
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(13,670)	$(1,189)	$130,616	$1,455	$(5,983)	$6,968	$(8,278)	$(21)	$9,843	$129,390	$2,410	$13,672	$(835)	$(41)	$27,626	$28,727
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,243,975 and $176,857, respectively.

46 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 47

Shareholder meeting results (Unaudited)

June 29, 2022 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld
Liaquat Ahamed	367,407,973	17,233,651
Barbara M. Baumann	368,543,732	16,097,891
Katinka Domotorffy	370,405,107	14,236,517
Catharine Bond Hill	368,981,588	15,660,035
Kenneth R. Leibler	368,097,861	16,543,762
Jennifer W. Murphy	369,061,225	15,580,398
Marie Pillai	369,504,026	15,137,598
George Putnam, III	368,189,409	16,452,215
Robert L. Reynolds	369,089,761	15,551,863
Manoj P. Singh	369,110,059	15,531,565
Mona K. Sutphen	371,262,782	13,378,842

A proposal to change an amendment to fund’s fundamental investment policy regarding the acquisition of voting securities of any issuer, was approved as follows:

Votes for	Votes against	Abstentions
6,235,764	345,221	358,458

All tabulations are rounded to the nearest whole number.

48 Putnam VT Global Asset Allocation Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2022, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2022, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2022 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract and the approval of your fund’s amended and restated sub-management and sub-advisory contracts, effective July 1, 2022. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered that the proposed amended and restated sub-management and sub-advisory contracts would lower the sub-management and sub-advisory fees paid by Putnam Management to PIL and PAC, respectively.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2021. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and

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expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2021. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2024. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2021 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, the Putnam funds’ performance was generally solid in 2021 against a backdrop of strong U.S. economic and financial market growth. The Trustees considered Putnam Management’s observation that, despite an environment of generally strong growth, there had been various headwinds experienced in 2021. For the one-year period ended December 31, 2021, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 52nd percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, delivered a gross return that trailed their benchmarks by 0.1%. Over the longer-term, the Committee noted that, on an asset-weighted basis, the Putnam funds delivered strong aggregate performance relative to their Lipper peers over the three-, five- and ten-year periods ended December 31, 2021, ranking in the 31st, 29th and 21st percentiles, respectively, and that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of those periods.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In particular, the Trustees considered The Putnam Fund complex’s performance as reported in the Barron’s/Lipper Fund Families survey (the “Survey”), which ranks mutual fund companies based on their performance across a variety of asset types. The Trustees noted that The Putnam Fund complex continued to rank highly in the Survey, especially over the longer-term, with The Putnam Funds ranking as the 6th best performing mutual fund complex out of 45 complexes for the ten-year period and 13th out

50 Putnam VT Global Asset Allocation Fund

of 49 complexes for the five-year period. The Trustees noted that 2021 marked the fifth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also considered that The Putnam Fund complex’s Survey performance over the one-year period was solid, with The Putnam Funds ranking 27th out of 51 complexes. In addition to the Survey, the Trustees also considered the Putnam funds’ ratings assigned by Morningstar Inc., noting that 25 of the funds were four- or five-star rated at the end of 2021 (representing a decrease of one fund year-over-year) and that this included nine funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2021 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2021 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

Over the one-year, three-year and five-year periods ended December 31, 2021, there were 285, 261 and 241 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2021 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2022. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2021 through December 2021. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2021. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisors	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders
of Putnam VT Global Asset Allocation Fund.	VTSA062 330257 8/22

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2022